Schedule of Investments (unaudited)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.4%
Abacus Group	1,547,688	$1,153,384
Abacus Storage King	1,905,186	1,389,449
Accent Group Ltd.(a)	1,396,089	1,696,249
Adbri Ltd.(b)	1,368,047	2,775,240
AET&D Holdings No. 1 Pty Ltd.(c)	169,200	1
AGL Energy Ltd.	2,139,202	13,028,956
Alpha HPA Ltd., NVS(b)	2,270,947	1,577,953
ALS Ltd.	1,641,802	13,727,130
Altium Ltd.	421,517	17,809,035
Alumina Ltd.(b)	8,705,808	8,943,710
AMP Ltd.	9,647,001	6,789,889
Ansell Ltd.	512,109	8,419,630
APM Human Services International Ltd.	1,033,339	806,229
ARB Corp. Ltd.	276,005	6,775,786
Arena REIT	1,246,616	2,941,274
Atlas Arteria Ltd.	4,062,846	13,531,045
AUB Group Ltd.	365,404	6,627,102
Audinate Group Ltd.(b)	268,888	3,228,199
Aussie Broadband Ltd.(a)(b)	831,367	1,982,981
Austal Ltd.	1,155,565	1,709,175
Australian Agricultural Co. Ltd.(b)	711,676	631,603
Australian Clinical Labs Ltd.(a)	462,949	726,669
AVZ Minerals Ltd.(a)(b)(c)	10,717,468	2,978,451
Bank of Queensland Ltd.	2,319,120	9,160,873
Bapcor Ltd.(c)	1,212,672	4,540,589
Beach Energy Ltd.	5,654,649	5,790,267
Bega Cheese Ltd.	966,243	2,561,559
Bellevue Gold Ltd.(b)	4,064,894	4,592,895
Bendigo & Adelaide Bank Ltd.	1,983,095	12,430,290
Boral Ltd.(a)	977,553	3,597,085
Boss Energy Ltd. (b)	1,419,128	4,466,596
Breville Group Ltd.	355,690	5,856,344
Brickworks Ltd.	269,221	4,636,845
BWP Trust	2,004,979	4,588,167
Capricorn Metals Ltd.(b)	1,119,602	3,544,216
Centuria Capital Group	2,311,385	2,544,319
Centuria Industrial REIT	1,966,449	4,015,222
Centuria Office REIT	1,254,035	956,439
Cettire Ltd.(b)	871,925	1,657,448
Challenger Ltd.	1,593,499	6,865,437
Champion Iron Ltd.	1,369,091	6,204,485
Charter Hall Group	1,672,181	12,698,922
Charter Hall Long Wale REIT	2,348,395	5,079,559
Charter Hall Retail REIT	1,903,969	4,062,603
Charter Hall Social Infrastructure REIT	1,139,580	1,861,433
Cleanaway Waste Management Ltd.	7,516,554	13,003,420
Clinuvel Pharmaceuticals Ltd.(a)	140,824	1,360,199
Codan Ltd./Australia	358,203	2,524,487
Collins Foods Ltd.	395,168	2,533,218
Coronado Global Resources Inc.(d)	2,913,250	2,315,273
Corporate Travel Management Ltd.	438,234	4,293,532
Credit Corp. Group Ltd.	237,826	2,488,810
Cromwell Property Group	5,137,180	1,334,421
CSR Ltd.	1,684,661	9,608,942
Data#3 Ltd.	490,179	2,410,959
De Grey Mining Ltd.(b)	5,442,054	4,528,699
Deep Yellow Ltd.(a)(b)	2,942,206	2,714,348
Deterra Royalties Ltd.	1,496,647	4,737,485
Dexus Industria REIT	691,575	1,300,322
Dicker Data Ltd.	310,235	2,137,198
Security	Shares	Value

Australia (continued)
Domain Holdings Australia Ltd.	885,634	$1,673,757
Domino’s Pizza Enterprises Ltd.	239,534	6,042,347
Downer EDI Ltd.	2,374,707	7,128,998
Eagers Automotive Ltd.	546,625	4,403,407
Elders Ltd.	559,877	3,041,910
Emerald Resources NL(b)	1,872,854	4,215,973
Evolution Mining Ltd.	6,984,327	18,011,058
EVT Ltd.	326,268	2,497,054
Firefinch Ltd.(a)(b)(c)	4,681,624	363,931
FleetPartners Group Ltd., NVS(b)	939,482	2,175,338
Flight Centre Travel Group Ltd.	619,143	8,415,400
G8 Education Ltd.	2,594,889	2,042,378
Genesis Minerals Ltd.(b)	3,490,085	3,902,824
Gold Road Resources Ltd.	3,808,829	3,941,509
GrainCorp Ltd., Class A	758,224	4,166,178
Growthpoint Properties Australia Ltd.	1,047,490	1,603,137
GUD Holdings Ltd.	504,930	3,315,759
Hansen Technologies Ltd.	598,351	1,813,120
Harvey Norman Holdings Ltd.	1,987,084	5,835,691
Healius Ltd.(b)	2,239,306	1,725,041
HealthCo REIT(a)	1,596,284	1,232,055
Helia Group Ltd.	1,057,324	2,713,881
HMC Capital Ltd.	790,126	3,200,798
HomeCo Daily Needs REIT	5,881,778	4,611,524
HUB24 Ltd.	262,513	6,744,888
IGO Ltd.	2,381,236	11,860,176
Iluka Resources Ltd.	1,524,991	7,415,440
Imdex Ltd.	1,724,602	2,312,832
Incitec Pivot Ltd.	6,862,680	12,322,541
Ingenia Communities Group	1,402,777	4,157,747
Inghams Group Ltd.	1,257,901	2,977,304
Insignia Financial Ltd.	1,882,755	2,946,465
IPH Ltd.	787,680	3,170,766
IRESS Ltd.(b)	664,156	3,629,848
JB Hi-Fi Ltd.	388,173	15,147,321
Johns Lyng Group Ltd.	747,479	2,680,480
Judo Capital Holdings Ltd.(a)(b)	2,443,211	2,097,733
Jumbo Interactive Ltd.	184,239	1,872,675
Karoon Energy Ltd.(b)	2,823,245	3,484,600
Kelsian Group Ltd.	627,630	2,230,582
Latin Resources Ltd., NVS(b)	8,227,616	1,177,423
Lendlease Corp. Ltd.	2,296,404	9,470,479
Leo Lithium Ltd.(b)(c)	4,370,759	1,215,369
Lifestyle Communities Ltd.	375,973	2,868,638
Link Administration Holdings Ltd.	1,553,054	2,241,266
Liontown Resources Ltd.(a)(b)	5,113,370	4,012,838
Lovisa Holdings Ltd.	235,183	4,739,894
Lynas Rare Earths Ltd.(a)(b)	3,300,420	13,800,212
MA Financial Group Ltd.	370,709	1,100,012
Maas Group Holdings Ltd.	375,372	1,050,477
Mader Group Ltd.(a)	173,264	749,858
Magellan Financial Group Ltd.	639,838	3,633,083
McMillan Shakespeare Ltd.	202,789	2,420,580
Megaport Ltd.(a)(b)	535,151	4,582,230
Metcash Ltd.	3,188,547	8,085,788
Monadelphous Group Ltd.	325,475	2,795,794
Mount Gibson Iron Ltd.(b)	2,610,143	747,654
Nanosonics Ltd.(b)	886,182	1,639,713
National Storage REIT	4,533,146	6,250,877
Netwealth Group Ltd.	466,984	5,877,704
Neuren Pharmaceuticals Ltd., NVS(b)	408,845	5,019,783
New Hope Corp. Ltd.	1,940,453	5,644,816

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
NEXTDC Ltd.(b)	2,130,803	$22,619,508
nib holdings Ltd.	1,718,740	8,207,908
Nick Scali Ltd.	249,117	2,497,537
Nickel Industries Ltd.	6,046,228	3,631,448
Nine Entertainment Co. Holdings Ltd.	4,902,269	4,778,312
NRW Holdings Ltd.	1,476,699	2,635,846
Nufarm Ltd./Australia	1,285,109	4,247,650
Objective Corp. Ltd.	114,220	921,937
oOh!media Ltd.	2,011,225	2,182,310
Orora Ltd.	4,728,301	6,627,627
Paladin Energy Ltd.(b)	1,001,506	8,888,111
Pepper Money Ltd./Australia	601,125	578,272
Perenti Ltd.	2,818,662	1,730,088
Perpetual Ltd.	368,348	5,600,451
Perseus Mining Ltd.	4,878,924	7,136,508
PEXA Group Ltd.(b)	470,167	3,657,087
Pinnacle Investment Management Group Ltd.	507,675	3,637,415
Platinum Asset Management Ltd.	1,540,130	1,060,015
PolyNovo Ltd.(b)	2,316,500	3,005,854
Premier Investments Ltd.	309,697	5,957,220
Pro Medicus Ltd.	185,179	13,230,128
PWR Holdings Ltd.	280,849	2,135,905
Qube Holdings Ltd.	5,930,421	12,615,576
Ramelius Resources Ltd.	3,824,496	5,073,232
Red 5 Ltd.(b)	9,707,000	2,780,313
Redox Ltd./Australia, NVS(a)	644,758	1,290,614
Region RE Ltd.	4,232,688	5,933,607
Regis Resources Ltd.(b)	2,816,076	3,966,661
Reliance Worldwide Corp. Ltd.	2,790,433	9,159,135
Resolute Mining Ltd.(b)	7,643,146	2,076,368
Rural Funds Group	1,320,285	1,709,162
Sandfire Resources Ltd.(a)(b)	1,611,059	9,703,439
Sigma Healthcare Ltd.	3,685,537	3,001,067
Silex Systems Ltd.(a)(b)	636,207	2,067,940
Silver Lake Resources Ltd.(b)	3,303,605	3,048,540
Sims Ltd.	584,724	4,481,485
SiteMinder Ltd.(b)	754,417	2,750,741
SmartGroup Corp. Ltd.	447,813	2,745,837
Stanmore Resources Ltd.	1,083,192	2,315,215
Star Entertainment Group Ltd. (The)(b)	8,848,132	2,280,881
Steadfast Group Ltd.	3,689,720	13,428,449
Strike Energy Ltd.(a)(b)	8,142,278	1,152,752
Super Retail Group Ltd.	559,769	5,204,943
Tabcorp Holdings Ltd.	8,027,465	3,766,619
Technology One Ltd.	1,033,156	10,700,612
Telix Pharmaceuticals Ltd.(b)	851,255	8,169,543
Temple & Webster Group Ltd.(a)(b)	299,230	2,183,857
Tyro Payments Ltd.(b)	1,577,187	967,802
Ventia Services Group Pty Ltd.	2,901,633	6,753,109
Viva Energy Group Ltd.(d)	3,829,025	8,383,627
Vulcan Steel Ltd.	237,636	1,158,547
Waypoint REIT Ltd.	2,377,970	3,568,194
Webjet Ltd.(b)	1,376,373	7,224,668
Weebit Nano Ltd.(a)(b)	610,722	1,228,057
West African Resources Ltd.(b)	3,440,678	2,915,469
Westgold Resources Ltd.	1,660,142	2,371,727
Whitehaven Coal Ltd.	2,815,100	13,924,852
Worley Ltd.	1,307,657	12,623,075
Yancoal Australia Ltd., NVS	1,179,320	4,210,093
		862,403,945
Austria — 0.9%
Andritz AG	240,112	13,106,156
Security	Shares	Value

Austria (continued)
AT&S Austria Technologie & Systemtechnik AG(a)	88,222	$1,959,041
BAWAG Group AG(d)	265,665	15,863,068
CA Immobilien Anlagen AG	132,196	4,299,917
DO & CO AG	26,484	4,064,326
EVN AG(a)	132,825	4,082,198
Immofinanz AG(a)(b)	122,415	3,037,412
Lenzing AG(a)(b)	66,642	2,153,396
Oesterreichische Post AG	121,596	3,873,715
Palfinger AG	54,039	1,216,847
Porr AG	77,887	1,180,577
Raiffeisen Bank International AG	466,917	8,623,423
Schoeller-Bleckmann Oilfield Equipment AG	36,182	1,759,914
UNIQA Insurance Group AG	438,786	3,848,874
Vienna Insurance Group AG Wiener Versicherung Gruppe	137,209	4,271,396
Wienerberger AG	376,644	13,459,490
		86,799,750
Belgium — 1.3%
Ackermans & van Haaren NV	83,684	14,384,208
Aedifica SA	169,626	10,838,694
Barco NV	246,678	3,422,163
Bekaert SA	127,549	6,382,007
bpost SA	346,760	1,367,381
Cofinimmo SA	133,051	8,813,510
Colruyt Group NV	157,767	7,310,583
Deme Group NV	26,959	4,279,875
Fagron	235,889	4,576,656
Galapagos NV(b)	164,480	4,652,262
KBC Ancora	125,270	6,036,466
Kinepolis Group NV	47,709	2,032,621
Melexis NV	71,152	5,945,890
Montea NV	57,710	4,947,703
Ontex Group NV(a)(b)	234,724	2,369,707
Proximus SADP	483,189	3,565,786
Recticel SA(a)	142,673	1,879,027
Retail Estates NV	37,796	2,638,108
Shurgard Self Storage Ltd.	122,949	5,038,594
Solvay SA	264,445	8,542,500
Tessenderlo Group SA	89,947	2,308,217
VGP NV	49,576	5,393,785
Xior Student Housing NV	116,392	3,462,706
		120,188,449
Denmark — 2.2%
ALK-Abello A/S(b)	466,313	8,644,975
Alm Brand A/S	3,012,267	5,223,160
Amagerbanken A/S(c)	130,550	—
Ambu A/S, Class B(b)	663,994	10,616,950
Bavarian Nordic A/S(a)(b)	274,736	5,995,476
cBrain A/S	40,044	1,596,239
Chemometec A/S	55,148	2,333,688
D/S Norden A/S	79,806	3,365,002
Dfds A/S	124,734	3,810,827
FLSmidth & Co. A/S	159,514	7,960,265
GN Store Nord A/S(b)	482,038	13,003,496
H Lundbeck A/S	948,813	4,613,723
H Lundbeck A/S	182,104	765,995
ISS A/S(a)	559,096	10,468,180
Jyske Bank A/S, Registered	170,478	13,793,340
Matas A/S	125,673	2,024,401
Netcompany Group A/S(a)(b)(d)	160,089	5,807,735
Nilfisk Holding A/S(b)	44,300	929,713

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
NKT A/S(b)	190,172	$15,775,592
NTG Nordic Transport Group A/S, Class A(a)(b)	22,957	928,811
Per Aarsleff Holding A/S	60,826	2,850,137
Ringkjoebing Landbobank A/S	97,463	16,379,268
Royal Unibrew A/S	177,336	13,354,721
Scandinavian Tobacco Group A/S, Class A(d)	202,172	3,263,032
Schouw & Co. A/S	45,969	3,687,788
Solar A/S, Class B(a)	18,077	845,769
Spar Nord Bank A/S	252,313	4,464,077
Svitzer A/S, NVS	50,339	1,691,556
Sydbank A/S	200,432	10,191,861
Topdanmark A/S	161,027	6,718,579
TORM PLC, Class A	143,399	4,953,571
Zealand Pharma A/S(a)(b)	188,078	16,879,145
		202,937,072
Finland — 1.2%
Cargotec OYJ, Class B	136,387	10,756,845
Citycon OYJ	324,280	1,326,674
Finnair Oyj(b)	323,991	1,014,148
Huhtamaki OYJ	344,012	13,201,988
Kemira OYJ	385,117	8,386,207
Kempower OYJ(a)(b)	69,744	1,426,436
Kojamo OYJ(b)	438,597	4,845,102
Konecranes OYJ	238,874	12,554,110
Mandatum OYJ(b)	1,435,107	6,650,701
Marimekko OYJ	100,715	1,371,484
Metsa Board OYJ, Class B	575,740	4,140,194
Musti Group OYJ(b)	21,902	584,346
Nokian Renkaat OYJ	418,653	3,650,224
Outokumpu OYJ(a)	1,294,034	5,232,822
Puuilo OYJ	257,659	2,807,273
QT Group OYJ(b)	67,085	5,167,637
Revenio Group OYJ	75,783	2,112,299
TietoEVRY OYJ	376,887	7,112,265
TietoEVRY OYJ, New	7,131	134,318
Tokmanni Group Corp.	168,101	2,551,033
Valmet OYJ	553,450	13,809,145
YIT OYJ(a)	469,677	974,970
		109,810,221
France — 3.8%
Abivax SA, NVS(b)	66,228	1,043,215
Air France-KLM, NVS(a)(b)	409,406	4,174,606
Altarea SCA	13,996	1,211,353
Alten SA	104,799	12,316,009
Antin Infrastructure Partners SA	118,524	1,513,536
Aperam SA	155,753	4,528,767
Atos SE(a)(b)	358,057	766,003
Aubay	25,923	1,132,511
Believe SA(b)	83,968	1,344,160
Beneteau SACA	137,551	1,781,170
Bonduelle SCA(a)	48,586	419,912
Carmila SA	220,083	3,697,500
Cie. des Alpes	77,287	1,121,827
Cie. Plastic Omnium SA	211,857	2,580,410
Coface SA	372,339	5,729,777
Derichebourg SA(a)	337,822	1,431,867
Elior Group SA(a)(b)(d)	429,644	1,179,653
Elis SA	665,595	14,943,521
Equasens(a)	18,291	1,146,960
Eramet SA	29,614	2,868,521
Esker SA(a)	19,074	3,544,862
Security	Shares	Value

France (continued)
Etablissements Maurel et Prom SA	201,629	$1,273,388
Euroapi SA(a)(b)	198,033	621,216
Eutelsat Communications SACA(a)(b)	503,349	2,021,985
Exclusive Networks SA(b)	48,188	1,028,525
Fnac Darty SA	39,188	1,378,670
Forvia SE(b)	561,464	8,935,503
Gaztransport Et Technigaz SA	124,782	17,392,144
GL Events SACA	8,320	166,929
ICADE	121,078	3,219,153
ID Logistics Group SACA(b)	9,967	3,677,182
Imerys SA	118,926	3,821,537
Interparfums SA	72,643	3,684,933
IPSOS SA	138,150	9,244,668
JCDecaux SE(b)	223,948	4,674,331
Kaufman & Broad SA	44,436	1,432,686
LISI SA	64,251	1,683,597
Manitou BF SA(a)	41,543	1,021,993
Mercialys SA	331,696	3,590,331
Mersen SA	78,456	2,897,730
Metropole Television SA	84,729	1,196,530
Neoen SA(d)	244,240	7,474,995
Nexans SA	109,819	11,695,357
Nexity SA(a)	157,230	1,763,504
Orpea SA, NVS(a)(b)	285,178	3,895,579
OVH Groupe SAS, NVS(a)(b)	133,656	947,239
Peugeot Invest	17,710	1,997,801
Pierre & Vacances SA, NVS(a)(b)	496,664	761,409
Pluxee NV, NVS(b)	313,404	9,662,692
Quadient SA	113,873	2,179,023
Rubis SCA	347,985	12,042,458
SCOR SE	539,764	17,611,280
Seche Environnement SACA, NVS	7,949	890,355
SES SA, Class A	1,354,951	6,573,517
Societe BIC SA	84,835	5,965,854
SOITEC(b)	88,740	8,677,216
Sopra Steria Group SACA	55,048	12,053,212
SPIE SA	498,980	18,143,243
Technip Energies NV	545,683	12,850,850
Television Francaise 1 SA	141,804	1,294,878
Trigano SA	30,824	4,685,878
Ubisoft Entertainment SA(a)(b)	338,487	7,971,171
Valeo SE	730,557	9,258,715
Vallourec SACA(a)(b)	568,191	9,782,397
Valneva SE(a)(b)	366,056	1,311,389
Verallia SA(d)	263,873	10,163,126
Vicat SACA	59,788	2,207,269
Virbac SACA	14,994	5,541,096
Voltalia SA(a)(b)	141,241	1,173,527
VusionGroup(b)	25,822	4,213,892
Wavestone	26,457	1,504,842
Wendel SE	94,059	9,591,741
X-Fab Silicon Foundries SE(a)(b)(d)	195,129	1,349,703
		346,674,379
Germany — 4.2%
1&1 AG	126,175	2,205,037
About You Holding SE(b)	156,871	752,747
Adesso SE	11,418	1,326,586
Adtran Networks SE(b)	66,002	1,403,112
AIXTRON SE	403,442	9,374,346
Amadeus Fire AG	19,199	2,303,454
Aroundtown SA(a)(b)	2,740,413	5,681,066
Atoss Software AG	13,902	3,716,430

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Aurubis AG	109,988	$8,760,956
Auto1 Group SE(a)(b)(d)	351,137	1,787,751
BayWa AG(a)	52,879	1,268,521
Befesa SA(d)	127,697	3,650,869
Bilfinger SE	99,209	4,617,731
Borussia Dortmund GmbH & Co. KGaA(b)	260,622	1,033,100
CANCOM SE	120,110	3,750,564
Ceconomy AG(b)	494,743	1,139,638
Cewe Stiftung & Co. KGaA	17,554	1,867,981
CompuGroup Medical SE & Co. KgaA	96,360	2,886,551
CTS Eventim AG & Co. KGaA	220,552	19,503,133
CureVac NV(b)	348,032	887,627
Datagroup SE(a)	17,274	868,877
Dermapharm Holding SE	66,111	2,218,824
Deutsche Pfandbriefbank AG(a)(d)	480,067	2,277,021
Deutz AG	424,022	2,449,626
Duerr AG	183,739	4,700,333
Eckert & Ziegler SE	51,611	2,040,342
Elmos Semiconductor SE(a)	22,768	1,886,526
ElringKlinger AG	103,335	733,855
Encavis AG(b)	429,977	7,740,841
Energiekontor AG	24,574	1,687,026
Evotec SE(b)	503,515	5,188,824
Fielmann Group AG	89,753	4,185,028
flatexDEGIRO AG(b)	270,576	3,535,171
Formycon AG(b)	31,157	1,359,643
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	130,869	6,552,362
Freenet AG	419,678	11,666,368
Gerresheimer AG	122,355	13,177,258
GFT Technologies SE	61,068	1,788,847
Grand City Properties SA(b)	248,465	2,774,780
GRENKE AG	99,417	2,314,449
Hamborner REIT AG	264,777	1,806,570
Hamburger Hafen und Logistik AG, NVS(b)	99,850	1,779,552
Heidelberger Druckmaschinen AG(a)(b)	896,474	903,098
HelloFresh SE(b)	546,689	3,665,529
Hensoldt AG	224,105	8,829,056
Hornbach Holding AG & Co. KGaA	31,318	2,457,521
Hugo Boss AG	199,489	10,749,415
Hypoport SE(a)(b)	15,739	4,154,076
Ionos SE(b)	73,696	1,886,656
Jenoptik AG	183,181	4,911,122
JOST Werke SE(d)	45,012	2,173,649
K+S AG, Registered	627,711	9,390,521
KION Group AG	257,203	11,853,945
Kloeckner & Co. SE	191,979	1,360,688
Knaus Tabbert AG(a)	15,640	708,886
Kontron AG	135,255	2,722,755
Krones AG	49,996	6,591,066
LANXESS AG	303,424	8,575,681
MBB SE	8,158	906,949
Medios AG(b)	49,893	755,876
METRO AG(a)	381,969	2,043,426
MorphoSys AG(a)(b)	133,525	9,428,620
Mutares SE & Co. KGaA	49,402	2,214,128
Nagarro SE(a)(b)	28,918	2,197,424
Nordex SE(a)(b)	420,004	5,912,027
Norma Group SE	110,956	2,197,109
Northern Data AG(a)(b)	46,226	1,265,000
Patrizia SE	147,001	1,302,100
Pfeiffer Vacuum Technology AG	12,098	1,996,459
Security	Shares	Value

Germany (continued)
PNE AG	115,493	$1,653,487
ProSiebenSat.1 Media SE(a)	495,190	3,846,074
PVA TePla AG(b)	74,971	1,483,506
Redcare Pharmacy NV(b)(d)	53,504	7,236,894
SAF-Holland SE	160,216	3,086,475
Salzgitter AG	82,227	2,111,676
Schott Pharma AG & Co. KGaA	131,893	5,550,593
Secunet Security Networks AG	5,623	901,949
SGL Carbon SE(a)(b)	215,533	1,543,201
Siltronic AG	58,989	4,597,274
Sixt SE	49,012	4,692,683
SMA Solar Technology AG(b)	54,522	2,859,675
Stabilus SE	88,127	5,468,096
Steico SE(a)	19,898	794,632
Stratec SE(a)	26,479	1,223,589
Stroeer SE & Co. KGaA	118,076	7,571,726
Suedzucker AG	215,109	3,070,162
SUESS MicroTec SE	66,452	3,288,999
TAG Immobilien AG(b)	626,825	8,911,988
Takkt AG	87,024	1,210,706
TeamViewer SE(b)(d)	498,047	6,570,600
thyssenkrupp AG	1,761,876	8,842,296
Thyssenkrupp Nucera AG & Co. KGaa(b)(d)	88,603	1,134,770
United Internet AG, Registered(e)	338,945	8,198,688
Varta AG(a)(b)	67,027	665,966
Verbio SE	66,610	1,388,588
Vib Vermoegen AG(b)	29,899	351,629
Vitesco Technologies Group AG	28,255	1,924,406
Vossloh AG	40,299	1,950,139
Wacker Chemie AG	64,932	6,950,845
Wacker Neuson SE	74,220	1,327,651
Wuestenrot & Wuerttembergische AG	95,040	1,336,495
		383,547,563
Hong Kong — 1.5%
ASMPT Ltd.	1,090,200	13,548,658
Bank of East Asia Ltd. (The)	3,828,400	4,820,313
Brightoil Petroleum Holdings Ltd.(c)	12,938,512	17
Cafe de Coral Holdings Ltd.	1,144,000	1,186,487
Chow Sang Sang Holdings International Ltd.	1,166,000	1,252,719
CITIC Telecom International Holdings Ltd.	5,930,000	2,011,056
Citychamp Watch & Jewellery Group Ltd.(a)(b)	5,546,000	737,321
CK Life Sciences International Holdings Inc.	14,480,000	691,143
C-Mer Eye Care Holdings Ltd.(b)	2,424,000	913,480
Cowell e Holdings Inc.(a)(b)	927,000	2,103,143
Dah Sing Banking Group Ltd.	1,698,000	1,388,441
Dah Sing Financial Holdings Ltd.	666,000	1,865,404
E-Commodities Holdings Ltd.	5,106,000	1,056,022
First Pacific Co. Ltd.	8,324,000	3,892,924
Fortune REIT	5,559,000	2,731,011
Fosun Tourism Group(b)(d)	958,200	453,820
Giordano International Ltd.	3,608,000	920,760
Guotai Junan International Holdings Ltd.(a)	10,075,000	729,605
Health and Happiness H&H International Holdings Ltd.	797,500	1,041,897
HKBN Ltd.(a)	2,948,500	886,943
Hong Kong Resources Holdings Co. Ltd.(b)	50,184	6,094
Hutchison Telecommunications Hong Kong Holdings Ltd.	7,840,000	1,032,278
Hysan Development Co. Ltd.	2,256,000	3,516,163
IGG Inc.(a)(b)	2,730,000	1,138,060
Johnson Electric Holdings Ltd.	1,315,250	1,794,235
JS Global Lifestyle Co. Ltd.(d)	5,096,500	982,781

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Kerry Logistics Network Ltd.	1,248,888	$1,173,422
Kerry Properties Ltd.	2,065,500	4,004,209
Luk Fook Holdings International Ltd.	1,224,000	2,934,368
Man Wah Holdings Ltd.	5,525,200	4,032,565
Melco International Development Ltd.(a)(b)	2,423,000	1,820,087
Melco Resorts & Entertainment Ltd., ADR(b)	774,161	5,063,013
New World Development Co. Ltd.(a)	4,592,000	4,876,477
Nissin Foods Co. Ltd.	1,050,000	689,915
NWS Holdings Ltd.	3,427,000	2,900,116
Pacific Basin Shipping Ltd.	18,747,000	6,491,295
PAX Global Technology Ltd.	2,509,000	2,104,010
PCCW Ltd.	15,018,000	7,508,914
Perfect Medical Health Management Ltd.	1,872,000	579,880
Realord Group Holdings Ltd.(a)(b)	1,538,000	1,060,944
Shangri-La Asia Ltd.(b)	4,410,000	3,075,934
SJM Holdings Ltd.(a)(b)	8,978,000	3,294,973
SmarTone Telecommunications Holdings Ltd.	1,278,000	596,303
Stella International Holdings Ltd.	1,867,500	3,404,144
SUNeVision Holdings Ltd.	2,361,000	751,517
Texhong International Group Ltd.(a)(b)	995,000	540,574
Theme International Holdings Ltd.(a)	18,190,000	1,395,170
United Energy Group Ltd.(a)	27,720,000	1,977,331
United Laboratories International Holdings Ltd. (The)(a)	3,542,000	4,179,204
Value Partners Group Ltd.(a)	4,408,000	1,005,303
Vitasoy International Holdings Ltd.(a)	2,930,000	2,186,832
Viva Goods Co. Ltd.(b)	13,960,000	1,313,582
Vobile Group Ltd.(a)(b)	5,129,000	897,594
VSTECS Holdings Ltd.(a)	2,522,000	1,605,934
VTech Holdings Ltd.	591,200	3,417,254
Wynn Macau Ltd.(a)(b)	5,564,400	5,167,351
Xinyi Electric Storage Holdings Ltd.(b)	1	—
Xinyi Glass Holdings Ltd.	5,877,000	6,280,197
Yue Yuen Industrial Holdings Ltd.	2,846,500	5,039,889
		142,069,076
Ireland — 0.3%
Cairn Homes PLC	2,332,069	3,928,189
Dalata Hotel Group PLC	742,499	3,339,140
Glanbia PLC	711,124	13,538,989
Glenveagh Properties PLC(b)(d)	1,982,717	2,699,961
Irish Residential Properties REIT PLC	1,520,062	1,607,611
Origin Enterprises PLC	395,511	1,414,000
Uniphar PLC(b)	817,874	2,243,187
		28,771,077
Israel — 2.8%
Africa Israel Residences Ltd.	20,654	1,240,902
Airport City Ltd.(b)	244,862	3,762,327
Alony Hetz Properties & Investments Ltd.	552,185	3,564,625
Amot Investments Ltd.	849,715	3,563,806
Ashtrom Group Ltd.(a)	156,240	2,148,188
Aura Investments Ltd.(a)	488,002	1,889,304
Azorim-Investment Development & Construction Co. Ltd.(b)	304,543	1,388,084
Bezeq The Israeli Telecommunication Corp. Ltd.	6,834,063	8,489,497
Big Shopping Centers Ltd.(b)	47,749	4,911,979
Blue Square Real Estate Ltd.	22,023	1,650,936
Camtek Ltd./Israel	103,622	8,432,167
Cellcom Israel Ltd.(a)(b)	429,458	1,793,626
Cellebrite DI Ltd.(b)	163,441	1,766,797
Clal Insurance Enterprises Holdings Ltd.(a)(b)	232,883	3,883,327
Danel Adir Yeoshua Ltd.	20,028	1,814,572
Security	Shares		Value

Israel (continued)
Danya Cebus Ltd.(a)	27,096		$621,919
Delek Automotive Systems Ltd.	200,351		1,128,572
Delek Group Ltd.	33,126		3,891,073
Delta Galil Ltd.	43,062		1,915,892
Elco Ltd.(a)	31,206		956,465
Electra Consumer Products 1970 Ltd.(a)	39,311		838,975
Electra Ltd./Israel	7,715		2,933,671
Electra Real Estate Ltd.(a)	91,569		891,303
Energix-Renewable Energies Ltd.(a)	988,810		3,684,903
Enlight Renewable Energy Ltd.(a)(b)	418,492		6,726,225
Equital Ltd.(a)(b)	90,031		2,494,245
Fattal Holdings 1998 Ltd.(a)(b)	26,333		3,194,824
FIBI Holdings Ltd.	60,731		2,529,349
First International Bank Of Israel Ltd. (The)	193,828		7,693,623
Fiverr International Ltd.(a)(b)	117,542		2,410,786
Formula Systems 1985 Ltd.	34,686		2,524,839
Fox Wizel Ltd.	30,390		2,412,972
G City Ltd.(b)	306,311		886,643
Gav-Yam Lands Corp. Ltd.	0	(f)	2
Harel Insurance Investments & Financial Services Ltd.	371,178		3,383,955
Hilan Ltd.	54,843		3,078,986
Inmode Ltd.(a)(b)	277,057		4,762,610
Isracard Ltd.	705,041		2,579,236
Israel Canada T.R Ltd.(a)	537,272		1,985,881
Israel Corp Ltd.(a)	13,769		3,281,261
Isras Holdings Ltd., NVS(b)	11,667		910,186
Isras Investment Co. Ltd.	6,051		1,157,107
Ituran Location and Control Ltd.	51,418		1,320,414
Kenon Holdings Ltd./Singapore	75,086		1,691,677
Kornit Digital Ltd.(b)	179,364		2,763,999
Kvutzat Acro Ltd., NVS(a)	68,794		760,629
M Yochananof & Sons Ltd.(a)	17,842		925,563
Magic Software Enterprises Ltd.	95,165		1,127,742
Matrix IT Ltd.	125,321		2,532,110
Maytronics Ltd.(a)	168,296		1,438,708
Mega Or Holdings Ltd.	83,550		2,161,163
Melisron Ltd.	88,761		6,089,026
Menora Mivtachim Holdings Ltd.	81,689		1,967,531
Migdal Insurance & Financial Holdings Ltd.	1,434,516		1,821,492
Mivne Real Estate KD Ltd.	2,174,028		5,225,793
Nano Dimension Ltd., ADR(a)(b)	824,335		1,986,647
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	166,826		865,416
Nayax Ltd.(b)	28,056		749,465
Next Vision Stabilized Systems Ltd., NVS	189,687		2,534,804
Nova Ltd.(b)	101,818		17,230,725
Oddity Tech Ltd., Class A, NVS(a)(b)	111,537		3,629,414
Oil Refineries Ltd.	9,049,281		2,621,872
One Software Technologies Ltd.	141,185		1,956,045
OPC Energy Ltd.(a)(b)	391,419		2,940,551
OY Nofar Energy Ltd.(b)	53,289		1,330,213
Pagaya Technologies Ltd., Class A(b)	119,119		1,159,028
Partner Communications Co. Ltd.(a)(b)	461,707		2,158,207
Paz Oil Co. Ltd.	36,244		3,610,919
Perion Network Ltd.(b)	165,487		2,063,862
Phoenix Holdings Ltd. (The)	652,148		6,229,727
Prashkovsky Investments and Construction Ltd.(a)	32,077		753,833
Radware Ltd.(a)(b)	139,017		2,297,951
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	33,382		1,899,475
Reit 1 Ltd.	684,392		2,754,652
Retailors Ltd.	65,804		1,445,994

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Riskified Ltd.(a)(b)	298,313	$1,536,312
Sapiens International Corp. NV	116,265	3,587,546
Sella Capital Real Estate Ltd.	782,828	1,579,727
Shapir Engineering and Industry Ltd.(a)	510,949	2,787,447
Shikun & Binui Ltd.(b)	1,183,750	2,545,838
Shufersal Ltd.	929,178	6,117,760
SimilarWeb Ltd.(b)	98,178	725,535
Strauss Group Ltd.	187,273	3,440,121
Summit Real Estate Holdings Ltd.	126,558	1,523,849
Tadiran Group Ltd.	11,500	801,966
Taro Pharmaceutical Industries Ltd.(b)	32,804	1,393,514
Tel Aviv Stock Exchange Ltd.	340,728	2,257,466
Tower Semiconductor Ltd.(a)(b)	388,237	12,563,514
WalkMe Ltd.(b)	83,044	646,082
YH Dimri Construction & Development Ltd.(a)	25,656	2,009,083
ZIM Integrated Shipping Services Ltd.(a)	343,030	4,545,148
		257,281,195
Italy — 3.5%
A2A SpA	5,549,722	10,944,898
ACEA SpA	144,772	2,511,276
Anima Holding SpA(d)	640,135	2,999,256
Ariston Holding NV	223,660	1,154,783
Arnoldo Mondadori Editore SpA	454,349	1,088,559
Ascopiave SpA	272,720	713,568
Azimut Holding SpA	380,627	10,030,455
Banca Generali SpA	206,968	8,106,098
Banca IFIS SpA	92,853	2,068,653
Banca Mediolanum SpA	785,438	8,499,679
Banca Monte dei Paschi di Siena SpA(b)	3,348,634	16,151,389
Banca Popolare di Sondrio SpA	1,317,913	11,010,848
BFF Bank SpA(d)	643,887	8,262,757
Bio On SpA(a)(c)	19,879	—
BPER Banca SpA	3,502,732	18,190,379
Brembo NV	532,165	6,770,139
Brunello Cucinelli SpA	120,121	12,259,839
Buzzi SpA	340,200	12,257,518
Carel Industries SpA(d)	172,727	3,506,039
Cementir Holding NV	172,916	1,830,900
CIR SpA-Compagnie Industriali(b)	4,112,243	2,442,337
Credito Emiliano SpA	300,099	3,170,092
d’Amico International Shipping SA, NVS	147,074	1,056,324
Danieli & C Officine Meccaniche SpA(a)	32,270	1,115,809
Datalogic SpA	93,522	566,710
De’ Longhi SpA	266,444	8,737,362
Digital Value SpA	12,805	797,202
El.En. SpA	170,010	2,136,858
Enav SpA(d)	958,279	3,940,997
ERG SpA	214,021	5,763,493
Eurogroup Laminations SpA(a)(b)	288,566	1,255,109
Ferretti SpA, NVS(b)	535,757	1,640,952
Fila SpA	110,205	1,036,151
Fincantieri SpA(a)(b)	2,127,104	1,614,003
GVS SpA(b)(d)	240,609	1,400,796
Hera SpA	2,902,188	10,478,290
Industrie De Nora SpA(a)	112,370	1,510,579
Intercos SpA, NVS	155,263	2,177,255
Interpump Group SpA	269,295	11,730,424
Iren SpA	2,301,813	4,627,154
Italgas SpA	1,718,140	9,523,907
Iveco Group NV	624,379	7,828,917
Juventus Football Club SpA, NVS(a)(b)	509,542	960,865
Lottomatica Group SpA(a)(b)	300,764	3,492,213
Security	Shares	Value

Italy (continued)
LU-VE SpA, NVS	32,607	$751,641
Maire Tecnimont SpA	518,556	4,294,513
MARR SpA	116,138	1,492,661
MFE-MediaForEurope NV, NVS(a)	285,986	1,151,231
MFE-MediaForEurope NV, Class A(a)	518,134	1,521,202
OVS SpA(d)	728,440	1,903,064
Pharmanutra SpA	13,940	792,085
Piaggio & C SpA	565,830	1,649,627
Pirelli & C SpA(d)	1,062,159	6,715,981
RAI Way SpA(d)	326,041	1,851,100
Reply SpA	79,696	10,405,056
SAES Getters SpA	40,197	1,126,754
Safilo Group SpA(a)(b)	771,030	959,436
Saipem SpA(b)	4,246,390	9,744,313
Salcef Group SpA	67,344	1,857,828
Salvatore Ferragamo SpA(a)	216,331	2,146,628
Sanlorenzo SpA/Ameglia	49,094	2,150,051
Saras SpA(a)	1,535,724	2,883,825
Seco SpA(a)(b)	144,107	558,262
Sesa SpA(a)	27,430	2,852,448
SOL SpA	120,444	4,633,319
Spaxs SpA(a)	200,068	1,114,505
Tamburi Investment Partners SpA	326,722	3,171,213
Technogym SpA(d)	462,192	4,358,704
Technoprobe SpA(b)	531,837	4,237,628
Tinexta SpA	71,621	1,348,915
Tod’s SpA(b)	34,065	1,561,275
Unipol Gruppo SpA	1,397,943	12,532,143
Webuild SpA	1,420,822	3,566,330
Wiit SpA(a)	35,771	614,615
Zignago Vetro SpA	125,564	1,671,994
		322,979,179
Japan — 33.9%
77 Bank Ltd. (The)	187,500	5,300,682
Abalance Corp.(a)	37,900	484,963
ABC-Mart Inc.	350,000	6,971,394
Acom Co. Ltd.	1,645,300	4,242,442
Activia Properties Inc.	2,426	6,021,209
Adastria Co. Ltd.	89,180	1,941,833
ADEKA Corp.	270,000	5,610,791
Advance Logistics Investment Corp.	2,045	1,577,755
Advance Residence Investment Corp.	4,811	10,401,446
Aeon Delight Co. Ltd.	68,700	1,624,909
AEON Financial Service Co. Ltd.	382,400	3,183,164
Aeon Hokkaido Corp.	183,000	1,076,402
Aeon Mall Co. Ltd.	316,200	3,615,089
AEON REIT Investment Corp.	5,934	5,189,416
Ai Holdings Corp.	120,000	1,845,669
Aica Kogyo Co. Ltd.	181,300	4,202,396
Aichi Corp.	124,700	838,369
Aichi Financial Group Inc., NVS	145,100	2,736,781
Aida Engineering Ltd.(a)	159,200	901,224
Aiful Corp.	1,087,600	3,159,185
Ain Holdings Inc.	101,100	3,826,278
Air Water Inc.	650,600	9,768,891
Airtrip Corp.(a)	50,100	449,743
Alfresa Holdings Corp.	623,000	9,232,537
Alpen Co. Ltd.	73,600	970,120
Alps Alpine Co. Ltd.	652,800	5,892,671
Amada Co. Ltd.	1,201,400	13,121,767
Amano Corp.	189,400	4,555,311
Amvis Holdings Inc.(a)	142,400	1,942,758

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Anicom Holdings Inc.	262,900	$990,268
Anritsu Corp.	477,600	3,641,291
Anycolor Inc.(a)(b)	86,900	1,196,261
AOKI Holdings Inc.	136,500	961,624
Aoyama Trading Co. Ltd.	150,600	1,546,850
Aozora Bank Ltd.(a)	397,000	6,168,162
Appier Group Inc.(a)(b)	227,500	1,875,078
Arata Corp.	104,700	2,319,733
Arclands Corp.	187,662	2,310,168
Arcs Co.Ltd.	135,200	2,653,541
ARE Holdings Inc.	253,000	3,270,174
Argo Graphics Inc.	56,800	1,457,133
Ariake Japan Co. Ltd.	62,900	2,049,508
Artience Co. Ltd.	122,300	2,266,525
As One Corp.	205,800	3,390,611
Asahi Yukizai Corp.	44,600	1,392,541
Asics Corp.	572,800	24,551,548
ASKUL Corp.	137,500	2,076,565
Atom Corp.(a)(b)	398,200	2,278,244
Autobacs Seven Co. Ltd.	218,200	2,206,245
Avex Inc.	113,200	931,989
Awa Bank Ltd. (The)	112,400	1,915,083
Axial Retailing Inc.	179,700	1,201,005
AZ-COM MARUWA Holdings Inc.	198,400	1,520,476
Bank of Nagoya Ltd. (The)	37,200	1,661,162
Base Co. Ltd.	27,900	617,887
BayCurrent Consulting Inc.	466,200	9,924,075
Belc Co. Ltd.	37,900	1,808,713
Bell System24 Holdings Inc.	112,500	1,105,356
Belluna Co. Ltd.	228,000	918,054
Bengo4.com Inc.(a)(b)	32,900	600,640
Bic Camera Inc.	327,100	3,176,228
BIPROGY Inc.	268,900	7,822,679
BML Inc.	71,400	1,318,821
Bunka Shutter Co. Ltd.	187,800	2,024,057
C Uyemura & Co. Ltd.	37,300	2,441,530
C.I. Takiron Corp.	177,700	736,388
Calbee Inc.	280,900	6,135,295
Canon Electronics Inc.	54,500	777,847
Canon Marketing Japan Inc.	167,900	4,613,448
Casio Computer Co. Ltd.	664,600	5,536,965
Cawachi Ltd.	53,500	965,495
Central Glass Co. Ltd.	70,000	1,243,077
Change Holdings Inc.(a)	156,900	1,174,777
Chiyoda Corp.(a)(b)	538,600	1,485,174
Chofu Seisakusho Co. Ltd.	64,600	933,913
Chudenko Corp.	96,200	1,941,071
Chugin Financial Group Inc., NVS	529,900	4,462,400
Chugoku Electric Power Co. Inc. (The)	1,030,300	7,073,215
Chugoku Marine Paints Ltd.	140,300	1,836,152
Citizen Watch Co. Ltd.	776,100	5,155,620
CKD Corp.	187,800	3,509,795
Coca-Cola Bottlers Japan Holdings Inc.	472,100	6,609,654
COLOPL Inc.	212,400	820,900
Colowide Co. Ltd.	255,700	3,483,592
Comforia Residential REIT Inc.	2,427	5,253,828
COMSYS Holdings Corp.	407,600	9,540,912
Comture Corp.	84,600	1,036,067
Cosmo Energy Holdings Co. Ltd.	218,400	10,440,715
Cosmos Pharmaceutical Corp.	70,100	6,467,077
Cover Corp.(a)(b)	106,700	1,140,010
CRE Logistics REIT Inc.	2,214	2,119,070
Security	Shares	Value

Japan (continued)
Create Restaurants Holdings Inc.	411,700	$2,837,226
Create SD Holdings Co. Ltd.	96,900	2,094,133
Credit Saison Co. Ltd.	518,200	9,565,532
Curves Holdings Co. Ltd.	195,000	915,847
CyberAgent Inc.	1,513,400	9,429,335
CYBERDYNE Inc.(a)(b)	396,200	508,025
Cybozu Inc.(a)	105,900	1,071,894
Daicel Corp.	809,100	7,514,997
Daido Steel Co. Ltd.	457,300	5,042,420
Daiei Kankyo Co. Ltd.	140,900	2,354,795
Daihen Corp.	66,300	4,030,201
Daiho Corp.	27,500	576,037
Daiichikosho Co. Ltd.	261,600	3,053,499
Daiki Aluminium Industry Co. Ltd.	97,000	818,727
Daikokutenbussan Co. Ltd.	21,200	1,083,968
Daio Paper Corp.	281,500	2,015,403
Daiseki Co. Ltd.	150,760	2,865,191
Daishi Hokuetsu Financial Group Inc.	128,000	3,668,782
Daiwa House REIT Investment Corp.	8,150	13,690,172
Daiwa Industries Ltd.	113,300	1,151,129
Daiwa Office Investment Corp.	1,058	3,857,375
Daiwa Securities Living Investments Corp.	7,133	4,843,368
Daiwabo Holdings Co. Ltd.	287,500	4,993,894
DCM Holdings Co. Ltd.	384,700	3,561,669
Demae-Can Co. Ltd.(a)(b)	200,800	346,378
DeNA Co. Ltd.(b)	250,200	2,523,551
Denka Co. Ltd.	279,800	4,145,942
Dentsu Soken Inc.	96,300	3,190,231
Descente Ltd.	120,600	2,719,211
Dexerials Corp.	194,300	7,277,824
DIC Corp.	267,300	4,995,724
Digital Arts Inc.	37,300	1,000,292
Digital Garage Inc.	116,000	2,045,900
Dip Corp.	121,600	2,055,061
DMG Mori Co. Ltd.	419,200	11,206,272
Doshisha Co. Ltd.	93,200	1,284,630
Doutor Nichires Holdings Co. Ltd.	98,200	1,315,042
Dowa Holdings Co. Ltd.	187,800	7,032,546
DTS Corp.	142,700	3,892,955
Duskin Co. Ltd.	139,100	2,891,597
DyDo Group Holdings Inc.	68,500	1,185,644
Eagle Industry Co. Ltd.	60,000	695,962
Earth Corp.	57,200	1,591,931
Ebara Corp.	329,300	27,145,524
EDION Corp.	232,500	2,401,911
eGuarantee Inc.	122,400	1,337,765
Eiken Chemical Co. Ltd.	123,500	1,570,507
Eizo Corp.	45,200	1,452,354
Elan Corp.	121,200	695,759
Elecom Co. Ltd.	150,500	1,424,260
Electric Power Development Co. Ltd.	512,100	8,699,036
EM Systems Co. Ltd.	182,900	768,188
en Japan Inc.	113,200	1,881,945
Enplas Corp.(a)	22,500	1,218,799
eRex Co. Ltd.(a)(b)	119,700	627,631
ES-Con Japan Ltd.	131,400	865,350
Euglena Co. Ltd.(a)(b)	358,000	1,175,412
Exedy Corp.	112,300	2,056,069
EXEO Group Inc.	669,600	7,298,132
Ezaki Glico Co. Ltd.	177,700	4,587,497
Fancl Corp.	276,200	3,225,913
FCC Co. Ltd.	125,700	1,788,566

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ferrotec Holdings Corp.	158,200	$3,003,671
Financial Products Group Co. Ltd.	222,500	3,118,091
Food & Life Companies Ltd.	396,800	7,499,849
FP Corp.	167,800	2,699,965
FP Partner Inc.(a)	31,300	996,790
Freee KK(b)	156,100	2,732,226
Frontier Real Estate Investment Corp.	1,730	5,029,273
Fuji Co. Ltd./Ehime	112,900	1,376,625
Fuji Corp./Aichi	267,500	4,487,417
Fuji Kyuko Co. Ltd.	78,700	1,680,259
Fuji Media Holdings Inc.	165,000	1,961,092
Fuji Oil Holdings Inc.	155,000	2,281,294
Fuji Seal International Inc.	137,200	1,762,937
Fuji Soft Inc.	187,800	7,349,327
Fujicco Co. Ltd.	37,900	456,314
Fujikura Ltd.	894,800	15,376,526
Fujimi Inc.	187,900	4,075,500
Fujimori Kogyo Co. Ltd.	37,300	1,009,315
Fujio Food Group Inc.(a)(b)	79,600	727,599
Fujitec Co. Ltd.	201,700	4,974,638
Fujitsu General Ltd.	208,300	2,686,928
Fujiya Co. Ltd.	38,100	599,310
Fukuda Denshi Co. Ltd.	56,100	2,326,242
Fukui Computer Holdings Inc.	37,900	590,584
Fukuoka Financial Group Inc.	582,500	15,472,664
Fukuoka REIT Corp.	2,221	2,385,595
Fukushima Galilei Co. Ltd.	40,400	1,615,382
Fukuyama Transporting Co. Ltd.	73,600	1,778,389
Fullcast Holdings Co. Ltd.	69,000	661,403
Funai Soken Holdings Inc.	129,960	1,966,185
Furukawa Co. Ltd.	86,800	1,100,296
Furukawa Electric Co. Ltd.	241,400	5,168,584
Fuso Chemical Co. Ltd.	66,700	1,713,075
Future Corp.	151,700	1,530,404
Fuyo General Lease Co. Ltd.	57,600	4,939,752
G-7 Holdings Inc.	77,400	684,515
Genky DrugStores Co. Ltd.	33,200	1,217,003
Geo Holdings Corp.	87,100	1,095,456
Giken Ltd.	58,400	724,936
Global One Real Estate Investment Corp.	3,384	2,302,784
GLOBERIDE Inc.	57,800	735,678
Glory Ltd.	146,500	2,639,675
GMO Financial Gate Inc.	17,500	778,608
GMO Financial Holdings Inc.	181,500	868,146
GMO internet group Inc.	233,600	3,835,510
GMO Payment Gateway Inc.	150,300	6,874,894
GNI Group Ltd.(b)	178,197	2,795,977
Godo Steel Ltd.	27,200	911,880
Goldcrest Co. Ltd.	60,800	980,050
Goldwin Inc.	75,900	4,603,828
Gree Inc.	238,700	704,771
GS Yuasa Corp.	284,700	5,371,559
G-Tekt Corp.	73,800	1,006,900
GungHo Online Entertainment Inc.	154,730	2,274,766
Gunma Bank Ltd. (The)	1,191,700	7,252,874
Gunze Ltd.	48,400	1,640,483
H.U. Group Holdings Inc.	188,400	2,863,897
H2O Retailing Corp.	325,300	3,675,644
Hachijuni Bank Ltd. (The)	1,265,200	8,440,063
Hakuhodo DY Holdings Inc.	761,200	7,080,144
Hakuto Co. Ltd.	37,900	1,308,755
Halows Co. Ltd.	28,500	835,512
Security	Shares	Value

Japan (continued)
Hamakyorex Co. Ltd.	49,500	$1,220,334
Hankyu Hanshin REIT Inc.	2,095	1,875,320
Hanwa Co. Ltd.	116,400	4,478,652
Harmonic Drive Systems Inc.	187,500	4,682,770
Haseko Corp.	845,700	10,217,117
Hazama Ando Corp.	570,200	4,251,442
Heiwa Corp.	187,700	2,351,317
Heiwa Real Estate Co. Ltd.	111,800	3,090,829
Heiwa Real Estate REIT Inc.	3,418	3,064,327
Heiwado Co. Ltd.	102,100	1,574,372
Hiday Hidaka Corp.	91,000	1,619,034
Hino Motors Ltd.(b)	1,007,600	2,941,355
Hioki EE Corp.	37,100	1,479,458
Hirata Corp.	34,500	1,543,479
Hirogin Holdings Inc.	914,600	6,581,796
HIS Co. Ltd.(b)	195,700	2,174,488
Hisamitsu Pharmaceutical Co. Inc.	180,500	4,379,223
Hitachi Zosen Corp.	564,100	4,366,070
Hogy Medical Co. Ltd.	78,900	1,864,588
Hokkaido Electric Power Co. Inc.	613,700	4,360,775
Hokkoku Financial Holdings Inc.	67,900	2,179,678
Hokuetsu Corp.(a)	352,200	2,970,390
Hokuhoku Financial Group Inc.	389,500	4,777,975
Hokuriku Electric Power Co.	596,200	3,487,966
Hokuto Corp.	91,300	1,058,636
Horiba Ltd.	127,500	12,369,935
Hoshino Resorts REIT Inc.	872	3,052,479
Hosiden Corp.	134,600	1,680,699
House Foods Group Inc.	226,200	4,456,776
Hulic REIT Inc.	4,522	4,321,824
Hyakugo Bank Ltd. (The)	701,500	2,884,978
Ichibanya Co. Ltd.	247,200	1,706,809
Ichigo Inc.	874,400	2,355,339
Ichigo Office REIT Investment Corp.	3,164	1,622,403
Idec Corp./Japan	104,200	1,839,250
IDOM Inc.	231,800	2,051,757
IHI Corp.	519,600	12,441,378
Iino Kaiun Kaisha Ltd.	252,700	2,031,239
I’ll Inc.	33,800	577,907
Inaba Denki Sangyo Co. Ltd.	171,100	3,991,855
Inabata & Co. Ltd.	159,500	3,251,396
Inageya Co. Ltd.	99,000	800,486
Industrial & Infrastructure Fund Investment Corp.	8,222	6,798,609
Infocom Corp.	81,900	1,401,437
Infomart Corp.	698,800	1,631,457
INFRONEER Holdings Inc.	674,728	5,975,171
Insource Co. Ltd.	185,900	903,253
Internet Initiative Japan Inc.	390,700	6,610,242
Invincible Investment Corp.	23,652	10,597,056
Iriso Electronics Co. Ltd.	68,900	1,347,319
Isetan Mitsukoshi Holdings Ltd.	1,192,500	16,748,853
Ispace Inc./Japan, NVS(a)(b)	174,400	837,919
Ito En Ltd.	191,500	4,646,795
Itochu Enex Co. Ltd.	201,000	1,945,479
Itochu-Shokuhin Co. Ltd.	23,200	1,097,191
Itoham Yonekyu Holdings Inc.	93,840	2,448,837
Iwatani Corp.	157,400	8,937,564
Iyogin Holdings Inc., NVS	901,800	6,882,365
Izumi Co. Ltd.	112,500	2,613,654
J Front Retailing Co. Ltd.	861,500	7,502,664
J Trust Co. Ltd.(a)	265,000	754,079
JAC Recruitment Co. Ltd.	261,400	1,259,607

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Jaccs Co. Ltd.	73,400	$2,637,768
JAFCO Group Co. Ltd.	185,600	2,094,609
Japan Airport Terminal Co. Ltd.	226,400	8,000,794
Japan Aviation Electronics Industry Ltd.	168,100	2,700,547
Japan Elevator Service Holdings Co. Ltd.	236,900	3,681,569
Japan Excellent Inc.	4,150	3,390,113
Japan Hotel REIT Investment Corp.	16,273	8,551,419
Japan Lifeline Co. Ltd.	195,000	1,431,244
Japan Logistics Fund Inc.	3,164	5,641,478
Japan Material Co. Ltd.	222,900	3,144,670
Japan Petroleum Exploration Co. Ltd.	113,900	4,804,672
Japan Prime Realty Investment Corp.	3,007	6,506,735
Japan Pulp & Paper Co. Ltd.	37,900	1,316,718
Japan Securities Finance Co. Ltd.	288,700	2,926,795
Japan Steel Works Ltd. (The)	236,500	5,740,762
Japan Wool Textile Co. Ltd. (The)	179,900	1,553,059
JCR Pharmaceuticals Co. Ltd.	238,400	1,225,494
JCU Corp.	64,200	1,532,745
JDC Corp.	162,300	531,018
Jeol Ltd.	157,000	6,220,241
JGC Holdings Corp.	774,600	7,466,501
JINS Holdings Inc.	46,900	985,318
JMDC Inc.(a)	78,600	1,589,967
J-Oil Mills Inc.	51,200	641,838
Joshin Denki Co. Ltd.	61,200	987,222
Joyful Honda Co. Ltd.	180,400	2,565,663
JTEKT Corp.	732,000	5,666,263
JTOWER Inc.(b)	46,700	953,820
Juroku Financial Group Inc.	112,300	3,372,925
Justsystems Corp.	112,800	1,964,816
JVCKenwood Corp.(a)	557,900	2,836,050
Kadokawa Corp.	302,234	5,524,291
Kaga Electronics Co. Ltd.	63,600	2,505,446
Kagome Co. Ltd.	265,000	6,774,163
Kakaku.com Inc.	462,700	5,322,232
Kaken Pharmaceutical Co. Ltd.	109,800	2,386,729
Kameda Seika Co. Ltd.	41,800	1,100,677
Kamigumi Co. Ltd.	332,100	7,171,893
Kanamoto Co. Ltd.	104,300	1,754,221
Kandenko Co. Ltd.	394,500	4,400,530
Kaneka Corp.	167,900	4,348,950
Kanematsu Corp.	266,100	4,326,737
Kansai Paint Co. Ltd.	631,300	8,218,373
Kanto Denka Kogyo Co. Ltd.	167,800	1,145,096
Kappa Create Co. Ltd.(a)(b)	107,300	1,095,794
Kasumigaseki Capital Co. Ltd.(a)	23,500	2,183,980
Katakura Industries Co. Ltd.	54,400	665,309
Katitas Co. Ltd.	187,500	2,258,973
Kato Sangyo Co. Ltd.	82,900	2,404,097
Kawasaki Heavy Industries Ltd.	536,700	16,615,186
KeePer Technical Laboratory Co. Ltd.	51,200	1,455,937
Keihan Holdings Co. Ltd.	343,700	7,188,370
Keihanshin Building Co. Ltd.	101,800	1,020,471
Keikyu Corp.	811,900	6,454,165
Keio Corp.	363,400	8,891,405
Keiyo Bank Ltd. (The)	335,300	1,648,542
Kewpie Corp.	350,800	7,073,164
KFC Holdings Japan Ltd.	49,100	1,592,496
KH Neochem Co. Ltd.	113,300	1,739,694
Kinden Corp.	434,900	8,298,378
Kintetsu Department Store Co. Ltd.	37,900	525,465
Kisoji Co. Ltd.	104,100	1,660,718
Security	Shares	Value

Japan (continued)
Kissei Pharmaceutical Co. Ltd.	104,400	$2,392,212
Ki-Star Real Estate Co. Ltd.	37,400	906,650
Kitz Corp.	199,700	1,699,798
Kiyo Bank Ltd. (The)	201,000	2,309,046
Koa Corp.	113,200	1,167,532
Kobayashi Pharmaceutical Co. Ltd.	165,800	5,877,599
Kobe Steel Ltd.	1,259,000	15,366,773
Koei Tecmo Holdings Co. Ltd.(a)	409,500	3,808,907
Kohnan Shoji Co. Ltd.	80,500	2,273,354
Kokuyo Co. Ltd.	288,100	4,921,945
KOMEDA Holdings Co. Ltd.	167,400	2,747,665
Komeri Co. Ltd.	112,900	2,737,379
Konica Minolta Inc.	1,688,900	5,615,819
Konishi Co. Ltd.	188,300	1,599,131
Konoike Transport Co.Ltd.	87,500	1,268,595
Kosaido Holdings Co. Ltd.	238,500	1,100,838
Kose Corp.	113,800	5,867,991
Koshidaka Holdings Co. Ltd.	183,500	1,003,874
Kotobuki Spirits Co. Ltd.	347,900	3,582,175
Krosaki Harima Corp.	66,800	1,443,966
K’s Holdings Corp.	501,740	4,816,318
Kumagai Gumi Co. Ltd.	113,200	2,984,311
Kumiai Chemical Industry Co. Ltd.	256,900	1,309,369
Kura Sushi Inc.(a)	72,400	2,247,269
Kuraray Co. Ltd.	995,600	11,030,367
Kureha Corp.	144,800	2,581,391
Kurita Water Industries Ltd.	368,800	14,605,984
Kusuri no Aoki Holdings Co. Ltd.(a)	166,900	3,111,745
KYB Corp.	57,900	1,976,642
Kyoei Steel Ltd.	79,900	1,137,479
Kyokuto Kaihatsu Kogyo Co. Ltd.	114,300	1,864,172
Kyorin Pharmaceutical Co. Ltd.	128,200	1,493,834
Kyoritsu Maintenance Co. Ltd.	225,200	4,802,536
Kyoto Financial Group Inc.	817,100	14,543,692
Kyudenko Corp.	148,300	6,155,023
Kyushu Electric Power Co. Inc.	1,425,900	13,227,907
Kyushu Financial Group Inc.	1,150,400	7,697,382
Kyushu Railway Co.	473,600	10,189,936
LaSalle Logiport REIT	6,599	6,618,669
Lawson Inc.	81,050	5,306,035
Leopalace21 Corp.(a)	587,400	1,944,110
Life Corp.	86,900	2,170,871
LIFENET INSURANCE Co.(a)(b)	208,200	1,838,363
Link And Motivation Inc.	205,200	650,203
Lintec Corp.	134,600	2,683,381
Lion Corp.	868,600	7,789,590
LITALICO Inc.	76,800	888,107
Lixil Corp.	1,011,100	10,859,941
M&A Capital Partners Co. Ltd.	52,900	714,175
M&A Research Institute Holdings Inc., NVS(b)	84,300	2,664,063
Mabuchi Motor Co. Ltd.	333,400	5,163,659
Macnica Holdings Inc.	162,750	7,176,144
Maeda Kosen Co. Ltd.	59,400	1,299,962
Makino Milling Machine Co. Ltd.	80,100	3,213,027
Management Solutions Co. Ltd.(a)	37,900	409,218
Mandom Corp.	128,300	1,058,523
Mani Inc.	265,100	3,071,193
Maruha Nichiro Corp.	127,800	2,492,803
Marui Group Co. Ltd.	570,500	8,713,740
Maruichi Steel Tube Ltd.	206,600	5,319,634
MARUKA FURUSATO Corp.	60,700	931,766
Maruwa Co. Ltd./Aichi	33,500	7,059,381

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Maruzen Showa Unyu Co. Ltd.	37,300	$1,115,937
Matsuda Sangyo Co. Ltd.	58,100	1,011,225
Matsui Securities Co. Ltd.	423,100	2,165,643
Matsuyafoods Holdings Co. Ltd.	37,900	1,345,218
Max Co. Ltd.	87,800	1,959,227
Maxell Ltd.	136,300	1,344,772
Maxvalu Tokai Co. Ltd.	37,900	743,149
MCJ Co. Ltd.(a)	217,900	1,902,171
Mebuki Financial Group Inc.	3,313,000	11,720,146
Medipal Holdings Corp.	668,300	10,480,975
Medley Inc.(b)	75,600	1,732,903
Megachips Corp.(b)	47,800	1,108,231
Megmilk Snow Brand Co. Ltd.	168,500	2,721,240
Meidensha Corp.	117,900	2,612,537
Meiko Electronics Co. Ltd.	70,600	2,303,449
MEITEC Group Holdings Inc.	247,200	4,610,281
Melco Holdings Inc.	24,000	521,705
Menicon Co. Ltd.	213,800	2,062,878
Mercari Inc.(a)(b)	401,300	4,640,180
METAWATER Co. Ltd.	93,100	1,158,147
Micronics Japan Co. Ltd.	101,600	4,185,265
Mie Kotsu Group Holdings Inc.	211,600	795,167
Milbon Co. Ltd.	98,100	1,928,265
Mimasu Semiconductor Industry Co. Ltd.	63,700	1,469,280
Mirai Corp.	5,957	1,705,656
Mirai Industry Co. Ltd.	34,500	903,700
MIRAIT ONE corp.	316,400	3,863,243
Mitani Sekisan Co. Ltd.	37,200	1,363,400
Mitsubishi Estate Logistics REIT Investment Corp.	1,810	4,639,320
Mitsubishi Gas Chemical Co. Inc.	554,100	9,804,366
Mitsubishi Logisnext Co. Ltd.	118,600	1,169,705
Mitsubishi Logistics Corp.	187,700	6,227,171
Mitsubishi Materials Corp.	445,000	8,696,442
Mitsubishi Motors Corp.	2,364,500	7,492,722
Mitsubishi Pencil Co. Ltd.	118,300	1,804,604
Mitsubishi Research Institute Inc.	37,900	1,178,307
Mitsubishi Shokuhin Co. Ltd.	59,800	2,120,410
Mitsuboshi Belting Ltd.	79,500	2,438,318
Mitsui DM Sugar Holdings Co. Ltd.	44,600	866,795
Mitsui Fudosan Logistics Park Inc.	2,053	5,889,741
Mitsui High-Tec Inc.	69,400	3,107,449
Mitsui Mining & Smelting Co. Ltd.	189,400	5,938,993
Mitsui-Soko Holdings Co. Ltd.	69,100	2,038,231
Mitsuuroko Group Holdings Co. Ltd.	121,000	1,036,005
Miura Co. Ltd.	309,500	4,869,444
Mixi Inc.	139,900	2,135,132
Mizuho Leasing Co. Ltd.	494,900	3,535,286
Mizuno Corp.	61,300	2,975,118
Mochida Pharmaceutical Co. Ltd.	73,000	1,472,636
Modec Inc.	75,000	1,479,700
Monex Group Inc.	642,470	3,319,573
Money Forward Inc.(a)(b)	155,300	5,407,754
Monogatari Corp. (The)	113,200	3,058,464
Mori Hills REIT Investment Corp.	5,473	4,762,711
Mori Trust REIT Inc.	8,719	4,045,319
Morinaga & Co. Ltd./Japan	250,000	4,040,187
Morinaga Milk Industry Co. Ltd.	253,300	4,963,514
Morita Holdings Corp.	99,900	1,176,054
MOS Food Services Inc.	95,500	2,112,276
Musashi Seimitsu Industry Co. Ltd.	153,300	1,624,422
Musashino Bank Ltd. (The)	89,900	1,760,361
Security	Shares	Value

Japan (continued)
Nabtesco Corp.	392,600	$6,474,735
Nachi-Fujikoshi Corp.	46,200	998,658
Nafco Co. Ltd.(a)	66,200	1,210,031
Nagaileben Co. Ltd.(a)	83,000	1,238,167
Nagase & Co. Ltd.	324,200	5,608,770
Nagawa Co. Ltd.	37,500	1,751,343
Nagoya Railroad Co. Ltd.	658,900	8,594,469
Nakanishi Inc.	233,800	3,591,615
Namura Shipbuilding Co. Ltd.(a)	176,700	2,203,206
Nankai Electric Railway Co. Ltd.	354,900	6,179,682
Nanto Bank Ltd. (The)	96,800	1,860,473
NEC Networks & System Integration Corp.	235,700	3,915,457
NET One Systems Co. Ltd.	296,200	4,964,681
Nextage Co. Ltd.	157,600	2,766,947
NGK Insulators Ltd.	825,200	11,241,108
NH Foods Ltd.	292,700	9,628,719
NHK Spring Co. Ltd.	686,700	6,959,597
Nichias Corp.	187,900	5,150,284
Nichicon Corp.	152,900	1,294,339
Nichiden Corp.	40,500	652,104
Nichiha Corp.	88,500	2,063,562
Nichirei Corp.	380,800	9,533,933
Nifco Inc./Japan	264,000	6,381,788
Nihon Kohden Corp.	281,200	7,645,389
Nihon M&A Center Holdings Inc.	1,077,000	5,894,777
Nihon Parkerizing Co. Ltd.	331,600	2,550,043
Nikkiso Co. Ltd.	177,500	1,417,549
Nikkon Holdings Co. Ltd.	187,500	3,680,271
Nikon Corp.	1,054,100	10,898,682
Nippn Corp., New	163,800	2,527,747
Nippon Accommodations Fund Inc.	1,847	7,691,850
Nippon Carbon Co. Ltd.	37,300	1,315,176
Nippon Ceramic Co. Ltd.	75,700	1,295,538
Nippon Densetsu Kogyo Co. Ltd.	133,700	1,835,096
Nippon Electric Glass Co. Ltd.	282,900	7,000,104
Nippon Gas Co. Ltd.	365,600	5,962,646
Nippon Kanzai Holdings Co. Ltd.	58,100	955,113
Nippon Kayaku Co. Ltd.	446,600	3,637,748
Nippon Light Metal Holdings Co. Ltd.	187,490	2,224,755
Nippon Paper Industries Co. Ltd.	349,300	2,428,532
Nippon Parking Development Co. Ltd.	748,600	918,901
Nippon Pillar Packing Co. Ltd.	59,900	2,359,433
NIPPON REIT Investment Corp.	1,577	3,561,724
Nippon Road Co. Ltd. (The)	72,200	865,507
Nippon Seiki Co. Ltd.	154,900	1,408,562
Nippon Shinyaku Co. Ltd.	187,500	5,188,177
Nippon Shokubai Co. Ltd.	405,600	3,855,261
Nippon Signal Company Ltd.	160,800	1,040,994
Nippon Soda Co. Ltd.	76,700	2,813,635
Nippon Television Holdings Inc.	184,600	2,694,679
Nipro Corp.	508,300	4,112,600
Nishimatsu Construction Co. Ltd.	118,600	3,429,296
Nishimatsuya Chain Co. Ltd.	135,100	1,873,458
Nishi-Nippon Financial Holdings Inc.	419,600	5,304,768
Nishi-Nippon Railroad Co. Ltd.	208,900	3,254,458
Nishio Holdings Co. Ltd.	69,000	1,763,071
Nissan Shatai Co. Ltd.	251,200	1,623,701
Nissha Co. Ltd.	129,300	1,391,749
Nisshin Oillio Group Ltd. (The)	91,300	2,932,977
Nisshin Seifun Group Inc.	696,500	9,085,760
Nisshinbo Holdings Inc.	473,500	3,589,607
Nissui Corp.	979,100	5,874,833

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Niterra Co. Ltd.	544,200	$17,848,575
Nitta Corp.	59,300	1,530,047
Nittetsu Mining Co. Ltd.	38,000	1,194,391
Nitto Boseki Co. Ltd.	82,300	2,949,806
Nitto Kogyo Corp.	90,400	2,424,803
Noevir Holdings Co. Ltd.	49,200	1,627,899
NOF Corp.	697,100	9,352,239
Nohmi Bosai Ltd.	81,300	1,237,385
Nojima Corp.	220,700	2,636,914
NOK Corp.	292,100	4,227,280
Nomura Co. Ltd.	264,500	1,423,642
Nomura Micro Science Co. Ltd.(a)	92,000	2,941,632
Noritake Co. Ltd./Nagoya Japan	75,000	1,968,859
Noritsu Koki Co. Ltd.	64,500	1,265,511
Noritz Corp.	89,400	1,009,560
North Pacific Bank Ltd.	894,300	2,571,980
NS Solutions Corp.	113,200	3,687,107
NS United Kaiun Kaisha Ltd.	37,300	1,128,676
NSD Co. Ltd.	272,880	5,333,703
NSK Ltd.	1,284,300	7,062,858
NTN Corp.	1,491,600	2,960,119
NTT UD REIT Investment Corp.	4,901	3,757,414
Nxera Pharma Co. Ltd.(b)	268,500	2,483,582
Obara Group Inc.	37,900	990,049
OBIC Business Consultants Co. Ltd.	112,500	4,597,010
Ogaki Kyoritsu Bank Ltd. (The)	121,400	1,738,821
Ohsho Food Service Corp.	42,700	2,116,209
Oiles Corp.	71,800	1,086,010
Oisix ra daichi Inc.(a)(b)	104,700	793,208
Oji Holdings Corp.	3,022,000	11,837,218
Okamoto Industries Inc.	36,100	1,132,403
Okamura Corp.	187,700	2,842,569
Okasan Securities Group Inc.	515,900	2,471,397
Oki Electric Industry Co. Ltd.	276,300	1,974,640
Okinawa Cellular Telephone Co.	82,600	1,774,824
Okinawa Electric Power Co. Inc. (The)	162,377	1,211,389
Okinawa Financial Group Inc.	73,000	1,237,891
OKUMA Corp.	83,600	3,754,803
Okumura Corp.	110,900	3,469,609
One REIT Inc.	791	1,331,707
Onward Holdings Co. Ltd.	367,400	1,414,224
Open House Group Co. Ltd.	276,200	8,399,307
Open Up Group Inc.	189,531	2,400,945
Optex Group Co. Ltd.	112,600	1,321,835
Optorun Co. Ltd.	113,200	1,390,641
Organo Corp.	92,500	4,243,374
Orient Corp.	182,660	1,192,105
Orix JREIT Inc.	9,316	9,819,811
Osaka Organic Chemical Industry Ltd.	48,400	1,003,169
Osaka Soda Co. Ltd.	53,100	3,114,232
Osaka Steel Co. Ltd.	42,800	650,583
OSAKA Titanium Technologies Co. Ltd.(a)	111,500	1,737,082
OSG Corp.	293,100	3,779,906
Pacific Industrial Co. Ltd.	152,600	1,573,952
PAL GROUP Holdings Co. Ltd.	155,600	1,856,954
PALTAC Corp.	105,300	3,187,107
Paramount Bed Holdings Co. Ltd.	129,400	2,204,782
Park24 Co. Ltd.(b)	454,100	4,890,467
Pasona Group Inc.	74,500	1,045,441
Penta-Ocean Construction Co. Ltd.	947,300	4,754,024
PeptiDream Inc.(b)	347,000	4,421,555
Persol Holdings Co. Ltd.	6,543,300	9,051,409
Security	Shares	Value

Japan (continued)
PHC Holdings Corp.(a)	101,800	$734,472
Pigeon Corp.	439,600	4,006,965
Pilot Corp.	107,400	2,874,534
Piolax Inc.	103,300	1,754,918
PKSHA Technology Inc.(a)(b)	62,300	1,716,141
Plus Alpha Consulting Co. Ltd.(a)	89,100	1,133,365
Pola Orbis Holdings Inc.	318,100	2,918,937
Pressance Corp.	87,400	1,012,805
Prestige International Inc.	323,000	1,379,391
Prima Meat Packers Ltd.	80,500	1,177,513
Raito Kogyo Co. Ltd.	139,800	1,816,520
Raiznext Corp.	94,700	1,217,376
Raksul Inc.(a)(b)	183,200	1,037,541
Rakus Co. Ltd.	325,200	3,287,145
Rakuten Bank Ltd., NVS(b)	337,800	6,845,878
Raysum Co. Ltd.	37,400	861,323
Relo Group Inc.	374,700	3,257,119
Rengo Co. Ltd.	665,100	4,986,830
RENOVA Inc.(b)	148,200	1,392,549
Resonac Holdings Corp.	622,800	13,504,130
Resorttrust Inc.	259,400	4,293,161
Restar Corp.	72,200	1,366,233
Retail Partners Co. Ltd.	86,500	925,273
Ricoh Leasing Co. Ltd.	47,400	1,610,998
Riken Keiki Co. Ltd.	89,400	2,187,502
Riken Vitamin Co. Ltd.	82,300	1,418,276
Ringer Hut Co. Ltd.(a)	89,500	1,314,995
Rinnai Corp.	344,800	7,470,948
Riso Kagaku Corp.	69,100	1,289,862
Rohto Pharmaceutical Co. Ltd.	666,800	13,009,552
Roland Corp.	47,600	1,293,994
Rorze Corp.	37,900	6,570,915
Round One Corp.	659,100	2,895,244
Royal Holdings Co. Ltd.	112,900	1,764,858
RS Technologies Co.Ltd.	48,400	961,084
Ryobi Ltd.	76,100	1,321,848
Ryohin Keikaku Co. Ltd.	899,100	14,483,623
Ryoyo Ryosan Holdings Inc.	126,492	2,229,641
S Foods Inc.	61,200	1,181,449
Saibu Gas Holdings Co. Ltd.	81,700	1,018,721
Saizeriya Co. Ltd.	105,900	3,575,970
Sakai Moving Service Co. Ltd.	74,200	1,306,125
Sakata INX Corp.	162,500	1,650,435
Sakata Seed Corp.	103,800	2,391,583
Sakura Internet Inc.(a)	66,700	2,487,791
SAMTY Co. Ltd.	94,500	1,612,063
Samty Residential Investment Corp.	1,466	1,008,794
San-A Co. Ltd.	71,300	2,139,811
San-Ai Obbli Co. Ltd.	178,600	2,343,005
SanBio Co. Ltd.(a)(b)	187,600	491,006
Sangetsu Corp.	167,900	3,569,343
San-In Godo Bank Ltd. (The)	452,600	3,525,499
Sanken Electric Co. Ltd.	81,100	3,501,365
Sanki Engineering Co. Ltd.	132,100	1,854,380
Sankyo Co. Ltd.	709,000	7,701,170
Sankyu Inc.	180,100	6,243,993
Sanrio Co. Ltd.	568,100	9,578,419
Sansan Inc.(b)	242,900	2,230,731
Santen Pharmaceutical Co. Ltd.	1,187,200	11,467,265
Sanwa Holdings Corp.	651,000	10,631,405
Sanyo Chemical Industries Ltd.	37,900	991,090
Sanyo Denki Co. Ltd.	36,000	1,697,356

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sanyo Special Steel Co. Ltd.	68,200	$922,557
Sapporo Holdings Ltd.	223,300	8,071,321
Sato Holdings Corp.	88,600	1,227,712
Sawai Group Holdings Co. Ltd.	138,600	5,164,989
SB Technology Corp.	37,900	703,548
SBI Sumishin Net Bank Ltd., NVS(a)	182,600	2,730,503
SBS Holdings Inc.	59,300	1,022,188
Sega Sammy Holdings Inc.	550,800	7,209,402
Seibu Holdings Inc.	804,000	12,513,523
Seiko Group Corp.	100,600	2,660,989
Seino Holdings Co. Ltd.	432,900	5,799,620
Seiren Co. Ltd.	148,500	2,473,718
Sekisui House REIT Inc.	14,479	7,419,029
Sekisui Jushi Corp.	99,500	1,626,221
Senko Group Holdings Co. Ltd.	398,100	2,917,533
Senshu Ikeda Holdings Inc.	788,000	2,005,969
Septeni Holdings Co. Ltd.	304,800	885,915
Seria Co. Ltd.	165,700	2,808,815
Seven Bank Ltd.	2,047,300	3,659,702
Shibaura Machine Co. Ltd.	81,900	1,833,442
Shibaura Mechatronics Corp.	44,200	1,683,487
Shibuya Corp.	58,800	1,314,125
SHIFT Inc.(a)(b)	41,300	3,799,079
Shiga Bank Ltd. (The)	132,100	3,416,360
Shikoku Electric Power Co. Inc.	570,400	4,727,273
Shikoku Kasei Holdings Corp.	114,200	1,286,483
Shima Seiki Manufacturing Ltd.	98,300	875,840
Shimamura Co. Ltd.	159,000	7,838,197
Shin Nippon Biomedical Laboratories Ltd.(a)	82,200	798,302
Shinagawa Refractories Co. Ltd.	89,900	1,095,536
Shin-Etsu Polymer Co. Ltd.	167,800	1,637,966
Shinko Electric Industries Co. Ltd.	238,300	8,366,775
Shinmaywa Industries Ltd.	187,800	1,431,827
Ship Healthcare Holdings Inc.	264,900	3,941,160
Shizuoka Gas Co. Ltd.	135,600	829,720
SHO-BOND Holdings Co. Ltd.	140,600	5,429,533
Shochiku Co. Ltd.(a)	34,700	2,102,839
Shoei Co. Ltd.	180,200	2,308,685
Shoei Foods Corp.(a)	37,900	1,034,877
Showa Sangyo Co. Ltd.	63,500	1,423,622
Siix Corp.	113,200	1,167,008
Simplex Holdings Inc.	120,300	1,943,508
SKY Perfect JSAT Holdings Inc.	515,700	3,034,740
Skylark Holdings Co. Ltd.	808,100	11,515,959
SMS Co. Ltd.	247,700	3,427,543
Socionext Inc.	634,800	18,558,774
Sohgo Security Services Co. Ltd.	1,353,900	7,530,034
Sojitz Corp.	796,520	20,507,880
Solasto Corp.	202,700	639,157
SOSiLA Logistics REIT Inc.	2,578	2,029,744
Sotetsu Holdings Inc.	280,600	4,472,946
Sparx Group Co.Ltd.	85,520	984,260
SRE Holdings Corp.(a)(b)	37,300	907,934
Stanley Electric Co. Ltd.	457,500	8,096,372
Star Asia Investment Corp.	7,825	3,052,702
Star Micronics Co. Ltd.	126,600	1,503,201
Starts Corp. Inc.	112,300	2,533,372
Starts Proceed Investment Corp.	911	1,194,894
Strike Co. Ltd.	36,900	1,031,701
Sugi Holdings Co. Ltd.	359,600	5,276,148
Sumiseki Holdings Inc.(a)	57,000	479,232
Sumitomo Bakelite Co. Ltd.	238,000	6,778,935
Security	Shares	Value

Japan (continued)
Sumitomo Chemical Co. Ltd.	5,249,800	$11,215,992
Sumitomo Densetsu Co. Ltd.	70,800	1,590,278
Sumitomo Forestry Co. Ltd.	549,500	16,929,919
Sumitomo Heavy Industries Ltd.	398,500	11,104,881
Sumitomo Mitsui Construction Co. Ltd.	409,780	1,055,353
Sumitomo Osaka Cement Co. Ltd.	112,500	2,793,164
Sumitomo Pharma Co. Ltd.(a)(b)	554,500	1,399,394
Sumitomo Riko Co. Ltd.	118,300	984,927
Sumitomo Rubber Industries Ltd.	603,700	7,327,612
Sumitomo Warehouse Co. Ltd. (The)	172,400	2,854,949
Sun Frontier Fudousan Co. Ltd.	113,200	1,407,914
Sundrug Co. Ltd.	256,600	7,450,948
SUNWELS Co. Ltd.(a)	40,600	566,172
Suruga Bank Ltd.	536,400	3,271,448
Suzuken Co. Ltd.	221,700	6,547,627
SWCC Corp.	97,800	2,578,695
Systena Corp.	968,500	1,613,751
T Hasegawa Co. Ltd.	113,200	2,210,376
Tadano Ltd.	328,500	2,636,036
Taihei Dengyo Kaisha Ltd.	41,000	1,153,995
Taiheiyo Cement Corp.	406,200	9,290,807
Taikisha Ltd.	82,700	2,439,206
Taiyo Holdings Co. Ltd.	142,200	2,897,800
Taiyo Yuden Co. Ltd.	433,700	10,158,368
Takamatsu Construction Group Co. Ltd.	52,600	885,711
Takara Bio Inc.	170,500	1,102,297
Takara Holdings Inc.	479,700	3,151,347
Takara Leben Real Estate Investment Corp.	2,426	1,572,281
Takara Standard Co. Ltd.	147,400	1,798,154
Takasago International Corp.	28,900	641,321
Takasago Thermal Engineering Co. Ltd.	153,400	5,142,603
Takashimaya Co. Ltd.	504,300	7,148,603
Takeuchi Manufacturing Co. Ltd.	117,700	4,464,737
Takuma Co. Ltd.	236,300	2,957,000
Tama Home Co. Ltd.	49,700	1,375,239
Tamron Co. Ltd.	65,400	3,041,142
TBS Holdings Inc.	118,900	3,098,742
TechMatrix Corp.	135,600	1,437,093
TechnoPro Holdings Inc.	385,500	6,566,373
Teijin Ltd.	626,500	6,111,927
Tenma Corp.	37,900	541,719
T-Gaia Corp.	63,500	855,546
THK Co. Ltd.	412,700	9,004,745
TKC Corp.	94,300	2,170,125
TKP Corp.(a)(b)	77,400	685,755
Toa Corp./Tokyo	206,500	1,426,775
Toagosei Co. Ltd.	305,500	3,073,133
Tocalo Co. Ltd.	187,800	2,164,037
Toda Corp.	849,900	5,551,134
Toei Animation Co. Ltd.(a)	157,200	2,601,713
Toei Co. Ltd.	119,700	2,841,411
Toenec Corp.	13,500	462,190
Toho Bank Ltd. (The)	606,900	1,303,088
Toho Gas Co. Ltd.	263,700	6,771,945
Toho Holdings Co. Ltd.	187,100	4,482,406
Toho Titanium Co. Ltd.	113,300	977,188
Tohoku Electric Power Co. Inc.	1,601,700	12,365,218
Tokai Carbon Co. Ltd.	712,400	4,726,335
Tokai Corp./Gifu	40,500	538,878
TOKAI Holdings Corp.	338,400	2,081,379
Tokai Rika Co. Ltd.	187,800	2,557,157
Tokai Tokyo Financial Holdings Inc.	630,200	2,309,385

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Token Corp.(a)	24,500	$1,681,118
Tokushu Tokai Paper Co. Ltd.	36,000	854,087
Tokuyama Corp.	208,200	4,296,021
Tokyo Century Corp.	512,800	5,104,065
Tokyo Electron Device Ltd.	71,000	2,549,301
Tokyo Kiraboshi Financial Group Inc.	85,100	2,526,083
Tokyo Ohka Kogyo Co. Ltd.	338,200	8,968,478
Tokyo Seimitsu Co. Ltd.	140,100	9,116,695
Tokyo Steel Manufacturing Co. Ltd.	195,600	2,074,889
Tokyo Tatemono Co. Ltd.	664,300	11,053,930
Tokyotokeiba Co. Ltd.	50,600	1,394,760
Tokyu Construction Co. Ltd.	256,340	1,379,450
Tokyu Fudosan Holdings Corp.	2,175,300	15,936,798
Tokyu REIT Inc.	3,022	3,109,423
TOMONY Holdings Inc.	589,700	1,558,748
Tomy Co. Ltd.	279,200	4,464,167
Topcon Corp.	343,700	4,036,850
Topre Corp.	119,300	1,925,701
Toridoll Holdings Corp.	157,300	3,779,988
Torii Pharmaceutical Co. Ltd.	39,800	993,358
Tosei Corp.	108,000	1,686,088
Toshiba TEC Corp.	111,600	2,244,715
Tosoh Corp.	903,800	12,459,895
Totetsu Kogyo Co. Ltd.	82,200	1,642,119
Towa Corp.	70,400	4,054,378
Towa Pharmaceutical Co. Ltd.	94,800	1,706,430
Toyo Construction Co. Ltd.	179,200	1,451,965
Toyo Gosei Co. Ltd.(a)	20,600	1,056,924
Toyo Seikan Group Holdings Ltd.	440,900	6,815,143
Toyo Suisan Kaisha Ltd.	315,400	19,723,306
Toyo Tanso Co. Ltd.	49,200	2,426,818
Toyo Tire Corp.	404,100	7,645,209
Toyobo Co. Ltd.	276,100	1,959,290
Toyoda Gosei Co. Ltd.	234,000	4,530,402
Toyota Boshoku Corp.	295,500	4,369,948
Trancom Co. Ltd.	29,700	1,079,955
Transcosmos Inc.	85,300	1,843,948
TRE Holdings Corp.	154,600	1,244,306
Tri Chemical Laboratories Inc.	96,500	2,684,379
Trusco Nakayama Corp.	178,800	2,957,765
TS Tech Co. Ltd.	304,900	3,754,274
Tsubakimoto Chain Co.	97,400	3,353,286
Tsuburaya Fields Holdings Inc.(a)	121,100	1,381,695
Tsugami Corp.	130,100	1,123,267
Tsumura & Co.	202,100	4,869,942
Tsuruha Holdings Inc.	140,500	8,868,910
Tsurumi Manufacturing Co. Ltd.	51,500	1,163,731
TV Asahi Holdings Corp.	76,200	999,371
UACJ Corp.	113,194	3,458,148
UBE Corp.	322,400	5,894,014
Ulvac Inc.	167,200	9,997,851
U-Next Holdings Co. Ltd.	72,500	2,025,981
Union Tool Co.	34,800	1,008,136
United Arrows Ltd.	81,100	934,631
United Super Markets Holdings Inc.	187,800	1,071,863
United Urban Investment Corp.	9,818	9,407,548
Universal Entertainment Corp.	85,200	891,935
Ushio Inc.	312,600	4,111,895
UT Group Co. Ltd.	108,400	2,273,134
Valor Holdings Co. Ltd.	121,900	1,867,582
ValueCommerce Co. Ltd.	57,700	394,941
Vector Inc.	113,300	950,176
Security	Shares	Value

Japan (continued)
Vision Inc./Tokyo Japan(b)	136,400	$997,654
Visional Inc.(a)(b)	76,900	3,508,812
VT Holdings Co. Ltd.	258,800	856,565
Wacoal Holdings Corp.	147,800	3,234,840
Wacom Co. Ltd.	485,000	1,862,653
Wakita & Co. Ltd.	107,500	1,066,678
WDB Holdings Co. Ltd.	31,100	445,321
WealthNavi Inc.(a)(b)	138,400	1,254,451
Weathernews Inc.	26,600	781,119
Welcia Holdings Co. Ltd.	329,400	4,843,101
West Holdings Corp.	84,830	1,415,456
WingArc1st Inc.	68,100	1,153,371
Workman Co. Ltd.(a)	71,400	1,754,126
W-Scope Corp.(a)(b)	188,100	609,564
Yamabiko Corp.	113,200	1,498,031
Yamada Holdings Co. Ltd.	2,028,400	5,806,472
Yamaguchi Financial Group Inc.	652,800	6,594,331
YA-MAN Ltd.(a)	125,700	757,871
Yamato Kogyo Co. Ltd.	144,600	7,769,240
Yamazaki Baking Co. Ltd.	427,700	10,351,786
Yamazen Corp.	188,800	1,658,129
Yaoko Co. Ltd.	61,300	3,314,026
Yellow Hat Ltd.	113,300	1,472,789
Yodogawa Steel Works Ltd.	72,700	2,281,759
Yokogawa Bridge Holdings Corp.	113,200	2,053,151
Yokohama Rubber Co. Ltd. (The)	417,900	10,938,199
Yokorei Co. Ltd.	158,800	1,047,222
Yonex Co. Ltd.(a)	203,800	1,625,189
Yoshinoya Holdings Co. Ltd.	218,800	4,007,084
Yuasa Trading Co. Ltd.	55,100	2,013,506
Yurtec Corp.	114,700	1,062,726
Zenkoku Hosho Co. Ltd.	187,500	6,583,489
Zenrin Co. Ltd.	168,600	952,781
Zeon Corp.	520,800	5,190,358
ZERIA Pharmaceutical Co. Ltd.	99,100	1,314,259
ZIGExN Co. Ltd.	206,300	691,368
Zojirushi Corp.	131,100	1,278,815
Zuken Inc.	55,700	1,455,461
		3,119,059,201
Netherlands — 1.6%
Aalberts NV	352,337	16,752,141
Alfen NV(a)(b)(d)	77,546	3,342,070
Allfunds Group PLC	1,215,506	7,638,803
AMG Critical Materials NV	112,067	2,630,248
Arcadis NV	256,132	15,818,447
Basic-Fit NV(a)(b)(d)	186,686	4,086,571
Brunel International NV	88,226	953,968
Corbion NV	211,017	4,582,936
Eurocommercial Properties NV	153,311	3,486,891
Fastned BV(a)(b)	29,718	729,447
Flow Traders Ltd., NVS(a)	113,781	2,342,330
Fugro NV	401,516	9,738,868
InPost SA(b)	712,449	11,438,195
Just Eat Takeaway.com NV(b)(d)	656,173	9,585,045
Koninklijke BAM Groep NV	1,001,993	4,084,525
Koninklijke Vopak NV	246,167	9,775,672
NSI NV	67,542	1,281,598
Pharming Group NV(a)(b)	2,302,992	2,144,875
PostNL NV	1,107,991	1,490,735
SBM Offshore NV	510,994	7,549,223
Signify NV(d)	454,909	12,406,032
Sligro Food Group NV(a)	72,723	1,103,029

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
TKH Group NV	142,527	$6,139,206
TomTom NV(a)(b)	255,643	1,523,843
Van Lanschot Kempen NV	109,552	3,880,766
Vastned Retail NV	40,251	899,926
Wereldhave NV	132,035	1,833,096
		147,238,486
New Zealand — 0.6%
Air New Zealand Ltd.	5,778,260	1,872,661
Contact Energy Ltd.	2,790,553	14,256,366
Fletcher Building Ltd.	2,768,078	6,195,552
Goodman Property Trust	3,787,094	5,087,922
Infratil Ltd.	2,962,133	19,019,090
Kiwi Property Group Ltd.	5,862,257	2,791,223
Ryman Healthcare Ltd.(b)	2,079,533	4,963,718
		54,186,532
Norway — 2.5%
Aker ASA, Class A	81,181	4,506,833
Aker Carbon Capture ASA(b)	1,262,057	790,377
Aker Solutions ASA	885,335	3,337,090
Atea ASA	281,458	3,608,014
Austevoll Seafood ASA	327,950	2,618,671
Avance Gas Holding Ltd.(d)	76,493	1,112,776
Bakkafrost P/F	178,822	10,860,591
BlueNord ASA(a)(b)	83,752	4,289,948
Borr Drilling Ltd.(a)	738,352	3,904,049
Borregaard ASA	344,007	5,896,290
BW LPG Ltd.(d)	320,606	4,649,559
BW Offshore Ltd.	382,812	963,190
Cadeler AS(b)	614,926	2,922,815
Cool Co. Ltd.	84,412	919,463
Crayon Group Holding ASA(a)(b)(d)	267,510	1,968,509
DNO ASA	1,823,568	1,688,093
DOF Group ASA(b)	532,141	3,912,467
Elkem ASA(a)(d)	1,051,167	1,836,721
Entra ASA(b)(d)	259,307	2,395,004
Europris ASA(d)	562,052	3,537,391
Flex LNG Ltd.(a)	101,096	2,650,147
Frontline PLC, NVS	477,147	11,306,083
Golden Ocean Group Ltd.(a)	462,895	6,535,993
Gram Car Carriers ASA	44,387	1,028,910
Grieg Seafood ASA	177,110	1,147,942
Hafnia Ltd.	1,002,160	7,556,031
Hexagon Composites ASA(b)	449,577	679,111
Hoegh Autoliners ASA	406,210	4,263,643
Kitron ASA	620,032	1,594,216
Leroy Seafood Group ASA	972,828	4,288,224
MPC Container Ships ASA	1,292,186	2,077,050
NEL ASA(a)(b)	6,066,941	2,803,264
Norconsult Norge A/S, NVS(b)	279,644	706,127
Nordic Semiconductor ASA(b)	611,989	6,690,640
Norwegian Air Shuttle ASA(a)(b)	2,540,207	3,299,212
Nykode Therapeutics ASA(a)(b)	553,221	665,847
Odfjell Drilling Ltd.	326,007	1,485,942
Odfjell SE, Class A	30,208	477,280
PGS ASA(b)	3,363,067	2,584,408
Protector Forsikring ASA	201,220	4,067,609
REC Silicon ASA(a)(b)	1,022,625	987,917
Scatec ASA(b)(d)	432,431	3,155,932
Schibsted ASA, Class A	258,228	7,387,573
Schibsted ASA, Class B	344,862	9,661,165
Seadrill Ltd.(a)(b)	107,742	5,225,635
Security	Shares	Value

Norway (continued)
SpareBank 1 Nord Norge	299,350	$2,705,023
SpareBank 1 Oestlandet	92,490	1,115,692
SpareBank 1 SMN	489,529	6,433,633
SpareBank 1 SR-Bank ASA	660,876	8,002,238
Stolt-Nielsen Ltd.	84,843	3,627,891
Storebrand ASA	1,600,013	15,359,481
Subsea 7 SA	808,936	13,013,964
TGS ASA(a)	464,855	5,243,701
TOMRA Systems ASA	838,377	10,270,638
Wallenius Wilhelmsen ASA	370,943	3,736,339
		227,552,352
Portugal — 0.3%
Altri SGPS SA	266,727	1,469,779
Banco Comercial Portugues SA, Class R(b)	29,365,199	10,252,848
Corticeira Amorim SGPS SA	102,338	1,046,281
CTT-Correios de Portugal SA	323,662	1,523,268
Greenvolt Energias Renovaveis SA(a)(b)	196,571	1,741,180
Mota-Engil SGPS SA	322,741	1,396,756
Navigator Co. SA (The)	768,952	3,396,308
NOS SGPS SA	640,747	2,215,530
REN - Redes Energeticas Nacionais SGPS SA	1,462,723	3,531,761
Semapa-Sociedade de Investimento e Gestao	72,150	1,223,662
Sonae SGPS SA	2,798,315	2,801,860
		30,599,233
Singapore — 1.8%
AEM Holdings Ltd.(a)	914,400	1,564,947
AIMS APAC REIT(a)	2,048,875	1,889,609
Best World International Ltd.(b)	494,700	887,891
CapitaLand Ascott Trust	9,301,396	6,177,911
CapitaLand China Trust(a)	4,194,134	2,037,353
Capitaland India Trust	3,766,242	2,752,241
CDL Hospitality Trusts(a)	3,267,000	2,325,030
ComfortDelGro Corp. Ltd.	7,652,000	8,323,216
Cromwell European Real Estate Investment Trust	1,087,660	1,727,511
Digital Core REIT Management Pte Ltd.(a)	3,382,000	2,063,020
Eagle Hospitality Trust(a)(b)(c)	1,640,200	16
ESR-LOGOS REIT(a)	24,398,273	5,183,326
Far East Hospitality Trust	3,403,400	1,533,344
First Resources Ltd.(a)	1,967,100	2,026,536
Frasers Centrepoint Trust	3,735,338	5,916,912
Frasers Hospitality Trust(a)	2,917,000	982,982
Frasers Logistics & Commercial Trust	10,473,536	7,586,867
Golden Agri-Resources Ltd.	22,787,300	4,590,680
Hong Fok Corp. Ltd.(a)	1,141,600	701,660
Hutchison Port Holdings Trust, Class U(a)	16,814,900	2,150,222
iFAST Corp. Ltd.	484,200	2,605,524
Keppel DC REIT	4,902,600	6,115,150
Keppel Infrastructure Trust(a)	14,220,990	4,933,461
Keppel REIT	8,126,800	5,218,173
Lendlease Global Commercial REIT(a)	6,443,729	2,562,867
Mapletree Industrial Trust	7,581,093	12,553,042
Nanofilm Technologies International Ltd.(a)	1,151,200	543,745
NetLink NBN Trust	10,347,000	6,480,850
Olam Group Ltd.(a)	3,402,800	2,929,689
Paragon REIT	4,120,336	2,550,591
Parkway Life REIT	1,403,900	3,685,128
Raffles Medical Group Ltd.	2,954,700	2,163,900
Riverstone Holdings Ltd./Singapore(a)	1,899,100	1,088,413
Sasseur Real Estate Investment Trust	2,290,000	1,132,376
SATS Ltd.(a)(b)	3,234,379	5,939,886
Sheng Siong Group Ltd.(a)	2,347,900	2,661,549

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
SIA Engineering Co. Ltd.(a)	1,059,400	$1,749,416
Singapore Post Ltd.(a)	4,793,400	1,580,184
Starhill Global REIT	5,016,600	1,745,639
StarHub Ltd.	2,059,800	1,761,141
Suntec REIT(a)	7,197,900	5,674,706
Super Hi International Holding Ltd.(a)(b)	654,000	1,184,945
UMS Holdings Ltd.	1,779,200	1,746,893
UOL Group Ltd.	1,632,600	6,970,791
Venture Corp. Ltd.	980,600	10,389,686
Yangzijiang Financial Holding Ltd.(a)	8,202,600	1,892,838
Yangzijiang Shipbuilding Holdings Ltd.	9,138,300	11,730,028
Yanlord Land Group Ltd.(b)	2,194,400	720,063
		170,731,948
Spain — 2.1%
Acerinox SA	617,925	6,657,289
Aedas Homes SA(d)	24,788	495,744
Almirall SA	286,335	2,613,263
Applus Services SA	461,776	6,248,800
Atresmedia Corp. de Medios de Comunicacion SA	261,025	1,310,900
Audax Renovables SA(b)	591,932	1,071,380
Banco de Sabadell SA	19,240,638	36,753,536
Bankinter SA	2,377,369	18,791,105
Cia. de Distribucion Integral Logista Holdings SA	208,667	5,675,620
Cie. Automotive SA	149,083	3,940,693
Construcciones y Auxiliar de Ferrocarriles SA	57,323	1,962,275
Distribuidora Internacional de Alimentacion SA(b)	65,957,017	900,984
eDreams ODIGEO SA(b)	316,108	2,152,297
Ence Energia y Celulosa SA	470,371	1,675,297
Faes Farma SA	1,075,738	3,903,336
Fluidra SA	341,234	7,223,297
Gestamp Automocion SA(d)	588,431	1,763,174
Global Dominion Access SA(d)	303,859	1,135,669
Grenergy Renovables SA(a)(b)	48,588	1,418,784
Indra Sistemas SA(a)	437,953	8,372,271
Inmobiliaria Colonial SOCIMI SA	957,047	5,597,477
Laboratorios Farmaceuticos Rovi SA	76,808	6,893,047
Lar Espana Real Estate SOCIMI SA	192,347	1,402,013
Let’s Gowex SA.(a)(b)(c)	51,450	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,057,041	2,221,619
Mapfre SA	3,230,525	7,793,854
Melia Hotels International SA(b)	385,867	3,000,633
Merlin Properties SOCIMI SA	1,171,092	13,173,788
Neinor Homes SA(b)(d)	90,064	1,009,222
Pharma Mar SA	55,097	1,781,795
Prosegur Cash SA(d)	1,178,433	655,222
Prosegur Cia. de Seguridad SA	381,902	677,118
Sacyr SA	1,487,325	5,171,177
Solaria Energia y Medio Ambiente SA(a)(b)	291,290	2,963,904
Talgo SA(d)	254,449	1,200,243
Tecnicas Reunidas SA(b)	176,416	1,750,118
Unicaja Banco SA(d)	4,304,800	5,623,165
Vidrala SA	74,438	7,827,471
Viscofan SA	139,992	8,900,592
		191,708,172
Sweden — 5.7%
AAK AB	646,121	16,619,224
AcadeMedia AB(d)	294,539	1,352,371
AddLife AB, Class B	401,952	3,697,812
Addnode Group AB, Class B	439,282	4,523,784
Security	Shares	Value

Sweden (continued)
AddTech AB, Class B	920,138	$19,129,394
AFRY AB	327,058	5,137,660
Alimak Group AB(d)	235,297	2,174,251
Alleima AB, NVS	673,128	4,183,733
Alligo AB	58,007	677,049
Arjo AB, Class B	771,230	3,236,852
Atrium Ljungberg AB, Class B	203,544	3,608,989
Attendo AB(d)	385,770	1,463,212
Avanza Bank Holding AB	444,754	9,531,090
Axfood AB	382,529	9,895,818
Betsson AB	407,284	4,501,869
Better Collective A/S(a)(b)	133,693	3,584,832
Bilia AB, Class A	222,738	2,797,581
Billerud Aktiebolag	800,646	6,640,265
BioArctic AB, Class B(a)(b)(d)	129,653	2,281,478
BioGaia AB, Class B	300,907	3,204,227
Biotage AB	246,281	3,716,061
BoneSupport Holding AB(b)(d)	200,571	4,075,826
Boozt AB(b)(d)	203,996	2,341,611
Bravida Holding AB(d)	726,261	4,910,897
BufabAB	95,789	2,913,788
Bure Equity AB	196,997	6,167,696
Calliditas Therapeutics AB, Class B(a)(b)	164,012	1,637,084
Camurus AB(b)	108,365	4,859,482
Castellum AB(b)	1,393,451	16,556,925
Catena AB	123,345	5,398,166
Cibus Nordic Real Estate AB	193,560	2,520,946
Clas Ohlson AB, Class B	138,625	1,672,970
Cloetta AB, Class B	688,218	1,024,828
Coor Service Management Holding AB(d)	336,989	1,465,329
Corem Property Group AB, Class B	2,167,103	1,610,023
Creades AB, Class A	181,695	1,149,704
Dios Fastigheter AB	350,805	2,680,271
Dometic Group AB(d)	1,130,225	8,076,723
Electrolux AB, Class B(b)	771,397	6,707,478
Electrolux Professional AB, Class B	836,989	5,404,364
Elekta AB, Class B	1,319,733	9,397,591
Embracer Group AB, Class B(a)(b)	2,715,070	6,779,571
Engcon AB(a)	136,404	1,128,820
Fabege AB	822,437	6,290,251
Fortnox AB	1,730,692	10,084,635
Granges AB	365,271	4,313,263
Hemnet Group AB	314,574	8,175,363
Hexatronic Group AB(a)	619,725	1,889,304
Hexpol AB	936,733	10,599,258
HMS Networks AB	99,200	3,676,403
Hufvudstaden AB, Class A	392,320	4,556,993
Instalco AB	746,801	2,629,488
Intrum AB(a)	322,410	754,157
Investment AB Oresund	141,067	1,393,628
INVISIO AB	142,255	3,111,666
Inwido AB	185,304	2,282,273
JM AB	220,747	3,738,307
Kambi Group PLC(b)	87,857	794,658
Kindred Group PLC	776,785	8,726,179
Kinnevik AB, Class B(b)	853,136	8,879,447
Lindab International AB	266,648	5,356,501
Loomis AB, Class B	255,815	6,537,801
Medicover AB, Class B	235,701	3,692,525
MEKO AB	126,481	1,292,309
Millicom International Cellular SA, SDR(b)	489,453	10,042,867
MIPS AB	93,725	3,147,365

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Modern Times Group MTG AB, Class B(b)	310,245	$2,657,710
Munters Group AB(d)	457,175	9,114,862
Mycronic AB	276,820	9,634,443
NCAB Group AB	633,742	4,120,045
NCC AB, Class B	304,494	3,703,365
New Wave Group AB, Class B	316,932	2,886,079
Nolato AB, Class B	687,388	3,373,005
Nordnet AB publ	492,573	8,757,395
Norion Bank AB(b)	214,028	790,689
Note AB(a)(b)	63,651	804,729
NP3 Fastigheter AB	92,149	1,939,909
Nyfosa AB	518,874	4,488,677
OX2 AB, Class B(b)	539,954	1,947,871
Pandox AB, Class B	325,473	5,033,252
Paradox Interactive AB	127,847	1,932,925
Peab AB, Class B	602,368	3,672,242
Platzer Fastigheter Holding AB, Class B	203,459	1,644,719
Ratos AB, Class B	722,815	2,508,760
Rusta AB(a)(b)	195,056	1,339,855
Rvrc Holding AB	167,664	948,352
Samhallsbyggnadsbolaget i Norden AB(a)	3,837,984	1,376,536
Scandic Hotels Group AB(a)(b)(d)	499,642	2,619,569
Sdiptech AB, Class B(b)	101,533	2,587,096
Sectra AB, Class B	480,821	9,460,819
Sinch AB(a)(b)(d)	2,376,180	5,372,502
SkiStar AB	144,913	2,007,415
SSAB AB, Class A	805,811	4,524,730
SSAB AB, Class B	2,312,925	12,942,106
Stillfront Group AB(a)(b)	1,633,823	1,552,677
Storskogen Group AB	4,821,993	2,583,411
Surgical Science Sweden AB(a)(b)	136,653	1,935,704
Svolder AB	307,978	1,713,856
Sweco AB, Class B	763,092	8,174,017
SwedenCare AB	232,335	1,193,256
Synsam AB	264,844	1,215,555
Thule Group AB(d)	376,635	10,632,319
Trelleborg AB, Class B	806,519	28,423,688
Troax Group AB	136,244	2,741,111
Truecaller AB(a)(b)	829,827	2,636,795
Vimian Group AB(a)(b)	618,632	1,700,896
Vitec Software Group AB, Class B	111,045	5,311,802
Vitrolife AB	262,732	3,924,139
Wallenstam AB, Class B	1,251,881	5,533,856
Wihlborgs Fastigheter AB	982,124	8,225,914
Xvivo Perfusion AB(b)	87,938	2,991,944
Yubico AB(a)(b)	120,037	2,108,883
		527,191,766
Switzerland — 4.3%
Accelleron Industries AG, NVS	337,696	13,129,200
Allreal Holding AG, Registered	53,446	8,631,647
ALSO Holding AG, Registered	22,517	5,546,324
ams-OSRAM AG(b)	3,519,094	4,226,634
Arbonia AG	184,568	2,437,482
Aryzta AG(b)	3,527,451	6,678,293
Autoneum Holding AG	13,441	2,146,971
Basilea Pharmaceutica AG, Registered(b)	44,678	1,917,536
Belimo Holding AG, Registered	34,802	16,102,444
Bell Food Group AG, Registered	7,803	2,262,170
Bossard Holding AG, Class A, Registered	19,992	4,545,818
Bucher Industries AG, Registered	23,382	8,984,624
Burckhardt Compression Holding AG	10,905	6,945,658
Burkhalter Holding AG	26,600	2,916,813
Security	Shares	Value

Switzerland (continued)
Bystronic AG, Registered	4,677	$2,080,105
Cembra Money Bank AG	105,908	8,096,690
Coltene Holding AG, Registered(a)	9,835	549,468
Comet Holding AG, Registered	26,309	8,301,832
COSMO Pharmaceuticals NV	32,015	2,518,014
Daetwyler Holding AG, Bearer	27,075	5,625,591
DKSH Holding AG	125,619	8,186,503
DocMorris AG(a)(b)	41,198	3,633,712
dormakaba Holding AG	11,195	5,958,282
Dottikon Es Holding AG(b)	9,918	2,589,415
EFG International AG	327,329	3,806,036
Emmi AG, Registered	7,558	7,352,886
Flughafen Zurich AG, Registered	70,508	14,115,758
Forbo Holding AG, Registered	3,393	3,918,883
Galenica AG(d)	179,171	13,709,857
Georg Fischer AG	292,092	20,386,704
Gurit Holding AG	10,909	700,170
Huber + Suhner AG, Registered	60,151	4,784,992
Implenia AG, Registered	52,213	1,909,244
Inficon Holding AG, Registered	6,050	8,411,916
Interroll Holding AG, Registered	2,467	7,939,500
Intershop Holding AG	20,020	2,682,620
Kardex Holding AG, Registered	21,963	5,811,020
Komax Holding AG, Registered(a)	13,715	2,359,411
Landis+Gyr Group AG	77,065	5,701,577
LEM Holding SA, Registered	1,631	2,778,511
Leonteq AG(a)	31,799	835,405
Medacta Group SA(d)	24,927	3,020,797
Medmix AG(d)	84,380	1,386,062
Meier Tobler Group AG	17,055	571,438
Metall Zug AG, Class B, Registered	661	913,212
Meyer Burger Technology AG(a)(b)	82,013,610	1,017,442
Mobilezone Holding AG, Registered	147,084	2,103,956
Mobimo Holding AG, Registered	26,016	7,283,007
Montana Aerospace AG(b)(d)	94,856	1,833,190
OC Oerlikon Corp. AG, Registered	669,700	2,897,467
Orior AG	20,274	1,448,921
PolyPeptide Group AG(a)(b)(d)	53,319	1,759,238
PSP Swiss Property AG, Registered	165,052	20,403,954
Rieter Holding AG, Registered	8,614	1,204,169
Schweiter Technologies AG, NVS	3,381	1,519,013
Sensirion Holding AG(a)(b)(d)	32,996	2,166,199
SFS Group AG	61,547	7,299,903
Siegfried Holding AG, Registered	14,220	13,588,381
SKAN Group AG(a)	38,031	3,384,211
Softwareone Holding AG	393,037	6,683,492
St. Galler Kantonalbank AG, Class A, Registered	10,634	5,471,433
Stadler Rail AG	195,992	5,814,524
Sulzer AG, Registered	67,000	8,115,046
Swissquote Group Holding SA, Registered	40,442	10,938,522
Tecan Group AG, Registered	45,471	16,041,538
TX Group AG(a)	10,800	1,680,065
u-blox Holding AG	23,880	2,209,082
Valiant Holding AG, Registered	56,585	6,611,073
Vetropack Holding AG, Class A, Registered	44,666	1,511,137
Vontobel Holding AG, Registered	99,852	5,604,908
V-ZUG Holding AG(a)(b)	9,133	565,649
Ypsomed Holding AG, Registered	14,519	5,175,156
Zehnder Group AG, Registered	31,830	1,855,792
		393,293,693
United Kingdom — 14.7%
4imprint Group PLC	100,412	7,760,659

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
888 Holdings PLC(b)	1,272,993	$1,348,887
AB Dynamics PLC	61,229	1,384,808
Advanced Medical Solutions Group PLC	785,529	1,859,071
AG Barr PLC	331,515	2,360,083
Airtel Africa PLC(d)	3,353,839	4,631,493
AJ Bell PLC	1,098,476	4,440,364
Alfa Financial Software Holdings PLC(d)	252,247	543,397
Alpha Financial Markets Consulting PLC(a)	397,588	1,664,301
Alpha Group International PLC	122,555	3,285,756
Alphawave IP Group PLC(a)(b)	1,147,977	1,830,364
AO World PLC(a)(b)	1,508,891	1,981,219
Ascential PLC(a)(b)	1,572,327	6,113,438
Ashmore Group PLC	1,644,675	3,974,571
Ashtead Technology Holdings PLC	268,012	2,736,088
ASOS PLC(a)(b)	174,015	727,121
Assura PLC	10,670,445	5,462,942
Aston Martin Lagonda Global Holdings PLC(b)(d)	769,169	1,419,929
Atalaya Mining PLC	372,082	2,066,637
Auction Technology Group PLC(a)(b)	339,841	2,102,783
B&M European Value Retail SA	3,527,961	22,767,940
Babcock International Group PLC	893,004	5,650,956
Balanced Commercial Property Trust Ltd.	2,509,677	2,439,783
Balfour Beatty PLC	1,891,781	8,579,189
Bank of Georgia Group PLC	122,198	8,182,261
Beazley PLC	2,381,796	19,706,418
Bellway PLC	422,123	13,265,540
Big Yellow Group PLC	664,947	8,945,080
Bodycote PLC	682,787	5,873,128
boohoo Group PLC(a)(b)	2,421,038	1,011,025
Breedon Group PLC	995,741	4,474,180
Bridgepoint Group PLC(d)	860,189	2,434,477
British Land Co. PLC (The)	3,146,583	15,173,284
Britvic PLC	848,536	9,357,430
Burford Capital Ltd.(a)	658,850	10,208,500
Bytes Technology Group PLC	806,473	4,905,256
C&C Group PLC	1,351,480	2,770,238
Capita PLC(a)(b)	5,989,364	1,005,851
Capital & Counties Properties PLC	5,225,752	8,747,386
Carnival PLC(b)	481,808	6,460,322
Centamin PLC	4,086,801	6,171,366
Central Asia Metals PLC	633,669	1,651,316
Ceres Power Holdings PLC(a)(b)	468,088	1,046,385
Chemring Group PLC	1,001,564	4,693,142
Clarkson PLC	102,477	4,974,748
Close Brothers Group PLC	533,587	3,036,351
CLS Holdings PLC	615,516	633,768
Coats Group PLC	5,699,809	5,804,591
Computacenter PLC	304,571	9,764,693
ConvaTec Group PLC(d)	5,837,976	18,163,760
Craneware PLC	106,666	2,838,960
Cranswick PLC	189,366	10,169,958
Crest Nicholson Holdings PLC	863,487	1,993,244
Currys PLC(a)(b)	3,431,732	2,647,778
Custodian Property Income REIT PLC	1,398,071	1,287,039
CVS Group PLC	257,562	3,150,781
Darktrace PLC(a)(b)	1,232,130	9,197,666
Deliveroo PLC, Class A(b)(d)	3,236,928	5,411,814
Derwent London PLC	341,600	8,775,961
Diploma PLC	474,276	21,437,550
Direct Line Insurance Group PLC	4,645,277	10,784,953
DiscoverIE Group PLC	336,197	2,934,173
Diversified Energy Co. PLC(a)	167,346	2,329,907
Security	Shares	Value

United Kingdom (continued)
Domino’s Pizza Group PLC	1,271,118	$5,152,957
Dowlais Group PLC	4,928,997	5,009,711
Dr. Martens PLC	2,011,384	1,908,637
Drax Group PLC	1,352,007	8,751,095
DS Smith PLC	4,871,262	21,221,807
Dunelm Group PLC	429,019	5,404,676
easyJet PLC	1,073,072	7,187,488
Elementis PLC(b)	2,072,430	3,644,015
Empiric Student Property PLC	2,116,325	2,378,179
Energean PLC	552,196	7,617,562
Essentra PLC	1,029,980	2,272,863
FD Technologies PLC(a)(b)	83,103	1,327,093
FDM Group Holdings PLC	292,069	1,260,919
Ferrexpo PLC(b)	1,002,899	637,865
Fevertree Drinks PLC	375,509	5,316,232
Finablr PLC(b)(c)(d)	1,080,679	13
Firstgroup PLC	2,356,173	4,773,146
Forterra PLC(d)	745,730	1,533,787
Frasers Group PLC(b)	401,312	4,083,984
Future PLC	365,492	3,017,291
Games Workshop Group PLC	117,073	14,469,538
Gamma Communications PLC	330,658	5,404,313
GB Group PLC	894,494	3,216,784
Genuit Group PLC	883,659	4,775,946
Genus PLC	236,082	5,309,248
Grafton Group PLC	694,802	8,172,420
Grainger PLC	2,500,662	8,014,862
Great Portland Estates PLC	732,827	3,589,560
Greatland Gold PLC(a)(b)	16,475,913	1,245,542
Greencore Group PLC(b)	1,787,896	2,924,694
Greggs PLC	362,878	12,280,503
Halfords Group PLC	774,703	1,454,826
Hammerson PLC	14,112,633	4,803,622
Harbour Energy PLC	2,177,389	7,780,853
HaysPLC	5,619,325	6,452,933
Helios Towers PLC(b)	2,607,836	3,184,182
Hill & Smith PLC	285,201	6,694,302
Hilton Food Group PLC	268,973	3,078,632
Hiscox Ltd.	1,236,266	18,959,213
Hochschild Mining PLC(b)	1,187,395	2,292,101
Hollywood Bowl Group PLC	585,822	2,499,828
Home REIT PLC(b)(c)	3,524,118	1,172,889
Howden Joinery Group PLC	1,942,795	21,146,773
Hunting PLC	528,403	2,348,513
Ibstock PLC(d)	1,418,055	2,615,375
IG Group Holdings PLC	1,334,420	12,451,806
IMI PLC	926,583	20,183,481
Impact Healthcare REIT PLC, Class B	1,133,341	1,188,164
Impax Asset Management Group PLC	352,831	1,964,121
Inchcape PLC	1,322,386	13,180,118
Indivior PLC, NVS(b)	407,860	7,321,641
IntegraFin Holdings PLC	1,008,307	3,755,154
Intermediate Capital Group PLC	1,027,303	26,775,525
International Distributions Services PLC(b)	2,535,157	8,542,448
Investec PLC	2,295,909	14,542,938
IP Group PLC	3,609,570	2,162,707
ITM Power PLC(a)(b)	1,648,004	1,053,639
ITV PLC	12,846,503	11,271,238
IWG PLC(b)	2,682,565	6,193,436
J D Wetherspoon PLC(b)	309,670	2,803,440
JET2 PLC	609,072	10,891,815
John Wood Group PLC(b)	2,466,610	4,573,915

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Johnson Matthey PLC	640,343	$14,050,471
Johnson Service Group PLC	1,481,240	2,398,745
JTC PLC(d)	556,276	5,945,146
Judges Scientific PLC	21,120	2,955,736
Jupiter Fund Management PLC	1,612,484	1,554,335
Just Group PLC	3,706,004	4,765,794
Kainos Group PLC	310,607	3,807,448
KellerGroupPLC	258,110	3,541,530
Keywords Studios PLC(a)	268,912	3,839,843
Kier Group PLC	1,557,015	2,604,809
Lancashire Holdings Ltd.	862,171	6,571,688
Learning Technologies Group PLC	2,064,504	1,889,306
Liontrust Asset Management PLC	218,936	1,846,608
LondonMetric Property PLC	7,302,370	17,824,446
Man Group PLC/Jersey	4,245,799	13,615,860
Marks & Spencer Group PLC	6,955,013	22,158,267
Marlowe PLC(a)(b)	284,389	1,741,256
Marshalls PLC	812,538	2,716,247
Me Group International PLC	644,802	1,287,528
Mitchells & Butlers PLC(b)	965,878	2,908,151
Mitie Group PLC	4,537,188	6,633,249
Mobico Group PLC	1,771,892	1,226,594
Molten Ventures PLC(a)(b)	541,769	1,892,124
Moneysupermarket.com Group PLC	1,807,867	4,843,618
Moonpig Group PLC(a)(b)	992,386	1,931,112
Morgan Advanced Materials PLC	1,019,478	4,000,011
Morgan Sindall Group PLC	148,369	4,183,363
NCC Group PLC	1,086,608	1,841,138
Network International Holdings PLC(b)(d)	1,688,432	8,295,657
Next 15 Group PLC	302,507	3,390,639
Ninety One PLC	1,057,820	2,200,079
OSB Group PLC	1,383,873	7,086,404
Oxford Instruments PLC	194,879	5,469,741
Oxford Nanopore Technologies PLC(a)(b)	1,994,449	2,451,043
Pagegroup PLC	1,164,850	6,473,109
Pan African Resources PLC	6,739,989	2,038,113
Paragon Banking Group PLC	734,331	6,548,843
Penno Group PLC	1,005,552	8,361,925
PetsatHomeGroupPLC	1,601,778	5,848,389
Picton Property Income Ltd.	1,860,792	1,533,601
Playtech PLC(b)	848,688	5,620,535
Plus500 Ltd.	285,260	7,716,203
Polar Capital Holdings PLC	306,696	2,077,512
Premier Foods PLC	2,314,285	4,678,957
Primary Health Properties PLC	4,815,558	5,511,854
PRS REIT PLC (The)	1,911,514	1,883,950
PZ Cussons PLC	857,095	1,081,300
QinetiQ Group PLC	1,843,365	7,866,908
Quilter PLC(d)	4,977,115	6,828,632
Rank Group PLC(b)	735,950	766,136
Rathbones Group PLC	215,376	4,385,181
Redde Northgate PLC	811,681	3,881,455
Redrow PLC	933,894	7,508,460
Renew Holdings PLC	288,278	3,412,347
Renewi PLC(b)	253,668	1,784,546
Renishaw PLC	127,620	6,580,315
RHI Magnesita NV	66,830	3,022,969
Rightmove PLC	2,814,363	18,028,247
Rotork PLC	3,042,477	12,230,557
RS GROUP PLC	1,658,598	15,194,098
RWS Holdings PLC	1,075,030	2,315,129
Safestore Holdings PLC	778,368	7,501,801
Security	Shares	Value

United Kingdom (continued)
Savills PLC	486,450	$6,576,869
Serco Group PLC	3,878,557	8,878,699
Serica Energy PLC	911,367	2,110,336
SIG PLC(b)	2,380,431	777,823
Sirius Real Estate Ltd.	4,762,949	5,793,012
Softcat PLC	456,722	8,939,561
Spectris PLC	356,291	14,737,317
Spire Healthcare Group PLC(d)	979,484	3,010,345
Spirent Communications PLC	2,129,457	5,147,485
SSP Group PLC	2,847,391	6,966,702
SThree PLC	462,935	2,446,370
Supermarket Income REIT PLC	4,424,188	3,996,479
Target Healthcare REIT PLC	2,199,610	2,130,977
Tate & Lyle PLC	1,379,190	11,356,989
TBC Bank Group PLC	150,292	6,497,790
Team17 Group PLC(b)	411,743	1,337,683
Telecom Plus PLC	267,881	5,809,420
THG PLC, Class B(a)(b)	2,060,868	1,624,659
TI Fluid Systems PLC(d)	1,205,643	2,074,343
TP ICAP Group PLC	2,716,959	7,033,220
Trainline PLC(b)(d)	1,613,218	6,015,138
Travis Perkins PLC	757,135	7,087,016
Tritax Big Box REIT PLC	6,756,705	12,762,301
Trustpilot Group PLC(b)(d)	1,038,884	2,469,058
TUI AG(b)	1,619,305	11,371,742
Tullow Oil PLC(b)	4,199,613	1,904,889
Tyman PLC	679,559	3,201,269
UK Commercial Property REIT Ltd.	2,716,513	2,280,045
UNITE Group PLC (The)	1,320,425	15,264,824
Urban Logistics REIT PLC	1,683,709	2,436,292
Vanquis Banking Group PLC	892,061	533,929
Vesuvius PLC	769,076	4,591,968
Victoria PLC(a)(b)	204,201	497,561
Victrex PLC	308,629	4,882,296
Virgin Money UK PLC	4,174,959	11,100,716
Vistry Group PLC	1,156,073	17,173,018
Volex PLC	468,287	1,878,325
Volution Group PLC	706,117	3,806,317
Warehouse REIT PLC	1,470,742	1,465,409
Watches of Switzerland Group PLC(b)(d)	852,266	3,574,900
Weir Group PLC (The)	917,521	23,412,716
WH Smith PLC	471,215	6,445,413
Wickes Group PLC	866,863	1,577,123
Workspace Group PLC	512,344	3,166,819
Yellow Cake PLC(b)(d)	765,975	6,149,302
YouGov PLC	373,680	4,062,308
Young & Co’s Brewery PLC, Series A, Class A(a)	109,678	1,348,554
		1,355,648,802

Total Common Stocks — 98.6%
(Cost: $10,186,004,370)		9,080,672,091

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	30,559	1,627,505
Einhell Germany AG, Preference Shares, NVS	5,516	948,932
FUCHS SE, Preference Shares, NVS	245,684	11,473,272
Jungheinrich AG, Preference Shares, NVS	169,906	6,317,781
Schaeffler AG, Preference Shares, NVS	439,000	2,568,908
Sixt SE, Preference Shares, NVS	58,656	4,058,867

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
STO SE & Co. KGaA, Preference Shares, NVS	9,821	$1,686,644
		28,681,909
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	149,961	3,849,574

Total Preferred Stocks — 0.4%
(Cost: $30,401,317)		32,531,483

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable
06/20/22, 1 Share for 1 Warrant, Expires
07/08/24, Strike Price AUD 10.00)	42,124	—

Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21,
1 Share for 1 Warrant, Expires 08/31/30, Strike
Price EUR 0.001)(a)	96,743	1

Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable
06/30/17, 1 Share for 1 Warrant, Expires
03/31/25, Strike Price EUR 0.001)(a)(b)(c)	3,096,556	33

Total Warrants — 0.0%
(Cost: $—)		34

Total Long-Term Investments — 99.0%
(Cost: $10,216,405,687)		9,113,203,608
Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(g)(h)(i)	337,238,052	$337,339,223
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(g)(h)	4,120,000	4,120,000

Total Short-Term Securities — 3.7%
(Cost: $341,364,962)		341,459,223

Total Investments — 102.7%
(Cost: $10,557,770,649)		9,454,662,831

Liabilities in Excess of Other Assets — (2.7)%		(247,281,373)

Net Assets — 100.0%		$9,207,381,458

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than 1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$422,283,531	$—		$(84,955,504	)(a)	$36,079	$(24,883)	$337,339,223	337,238,052	$7,064,189	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,300,000	820,000	(a)	—		—	—	4,120,000	4,120,000	190,055		—
						$36,079	$(24,883)	$341,459,223		$7,254,244		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	195	06/13/24	$33,766	$276,969

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
April 30, 2024

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index	547	06/21/24	$28,438	$(599,922)
FTSE 100 Index	254	06/21/24	25,798	706,769
				$383,816

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$799,891,492	$8,270,509,323	$10,271,276	$9,080,672,091
Preferred Stocks	948,932	31,582,551	—	32,531,483
Warrants	—	1	33	34
Short-Term Securities
Money Market Funds	341,459,223	—	—	341,459,223
	$1,142,299,647	$8,302,091,875	$10,271,309	$9,454,662,831
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$983,738	$—	$983,738
Liabilities
Equity Contracts	—	(599,922)	—	(599,922)
	$—	$383,816	$—	383,816

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt